UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
JUNE 30, 2008

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 102.4%
Alabama — 0.7%
	Birmingham, AL:
$ 20,320,000	Airport Authority Revenue, Refunding, FSA, SPA-Dexia Credit Local,
	1.560%, 7/3/08 (a)	$20,320,000
10,000,000	Medical Clinic Board, University of Alabama Health Services
	Foundation, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	10,000,000
4,800,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project, LOC-Wells Fargo
	Bank N.A., 1.720%, 7/3/08 (a)(b)	4,800,000
600,000	Mobile County, AL, IDA, PCR, Exxon Mobil Project, 1.950%, 7/1/08 (a)	600,000
4,600,000	Mobile, AL, IDB Dock & Wharf Revenue, Holnam Inc. Project, LOC-
	Wachovia Bank N.A., 1.560%, 7/2/08 (a)	4,600,000
24,600,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	2.510%, 7/1/08 (a)	24,600,000
	Stevenson, AL, IDB:
2,500,000	Environmental Improvement Revenue, Refunding-Mead Corp. Project,
	LOC-JPMorgan Chase, 1.750%, 7/2/08 (a)(b)	2,500,000
10,000,000	Mead Corp. Project, LOC-JPMorgan Chase, 1.750%, 7/2/08 (a)(b)	10,000,000
	Total Alabama	77,420,000
Alaska — 0.8%
29,005,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local, 1.300%,
	7/3/08 (a)	29,005,000
	Alaska State Housing Finance Corp.:
	Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemberg:
4,500,000	1.300%, 7/3/08 (a)	4,500,000
2,650,000	1.400%, 7/3/08 (a)	2,650,000
3,265,000	Housing Development, 1.300%, 7/2/08 (a)	3,265,000
1,495,000	Anchorage, AK, GO, AMBAC, 4.000% due 8/1/08	1,495,428
3,410,000	Valdez, AK, Exxon Pipeline Co. Project, 1.950%, 7/1/08 (a)	3,410,000
	Valdez, AK, Marine Terminal Revenue:
39,460,000	Exxon Pipeline Co. Project, 2.330% due 7/1/08 (c)	39,460,000
3,400,000	Refunding, Exxon Pipeline Co. Project, 1.950%, 7/1/08 (a)	3,400,000
	Total Alaska	87,185,428
Arizona — 0.9%
23,000,000	Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.,
	1.550%, 7/3/08 (a)	23,000,000
25,000,000	City of Phoenix, 1.850% due 2/5/09	25,000,000
	Glendale, AZ, IDA:
7,000,000	1.750% due 9/3/08	7,000,000
12,000,000	1.800% due 9/3/08	12,000,000
	Phoenix, AZ:
6,000,000	IDA, Revenue, Desert Botanical Garden Project, LOC-JPMorgan Chase,
	1.800%, 7/2/08 (a)	6,000,000
7,210,000	IDA, Revenue, Valley of The Sun YMCA Project, LOC-Bank of
	America, 2.400%, 7/1/08 (a)	7,210,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank,
	1.680%, 7/2/08 (a)(b)	6,500,000
10,775,000	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources Project,
	Fannie Mae, LIQ-Fannie Mae, 1.610%, 7/3/08 (a)	10,775,000
2,200,000	Yavapai County, AZ, IDA, Hospital Facility Revenue, Refunding Yavapai
	Regional Medical Center, LOC-UBS AG, 1.650%, 7/3/08 (a)	2,200,000
	Total Arizona	99,685,000
Arkansas — 0.1%
2,450,000	Arkansas State Development Finance Authority, Waste Management of
	Arkansas Project, LOC-Fleet National Bank, 1.800%, 7/3/08 (a)(b)	2,450,000

See Notes to Schedule of Investments.

1

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Arkansas — 0.1% (continued)
$ 5,850,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 1.550%, 7/3/08 (a)	$5,850,000
	Total Arkansas	8,300,000
California — 0.3%
1,900,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	1.530%, 7/3/08 (a)	1,900,000
11,100,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One, 1.700%,
	7/1/08 (a)	11,100,000
	California State Department of Water Resources:
5,000,000	Power Supply Revenue, FSA, SPA-Dexia Credit Local, 1.250%, 7/3/08 (a)	5,000,000
600,000	Refunding, LOC-Lloyds TSB Bank PLC, 1.600%, 7/1/08 (a)	600,000
5,040,000	California State Economic Recovery Bonds, FSA, SPA-Dexia Credit Local,
	1.250%, 7/2/08 (a)	5,040,000
5,060,000	California Transit Finance Authority, FSA, SPA-Credit Suisse First Boston,
	1.320%, 7/2/08 (a)	5,060,000
	Orange County, CA, Sanitation Districts, COP:
500,000	SPA-Depfa Bank PLC, 1.500%, 7/1/08 (a)	500,000
5,300,000	SPA-Dexia Public Finance Bank, 1.600%, 7/1/08 (a)	5,300,000
	Total California	34,500,000
Colorado — 2.3%
3,435,000	Arvada, CO, FSA, SPA-Dexia Public Finance, 2.850%, 7/1/08 (a)	3,435,000
9,100,000	Aurora, CO, Hospital Revenue, Childrens Hospital Assignment Project, LOC-
	Allied Irish Bank PLC, 1.450%, 7/3/08 (a)	9,100,000
5,000,000	Avon, CO, Urban Renewal Authority, Tax Increment Revenue, Town Center,
	West Area, Urban, LOC-Depfa Bank PLC, 1.600%, 7/3/08 (a)	5,000,000
1,785,000	Colorado Educational & Cultural Facilities Authority, Akiba Academy of
	Dallas, LOC-Bank of America, 1.700%, 7/1/08 (a)	1,785,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,050,000	Four Community Hillel House, National Jewish Federation, LOC-
	JPMorgan Chase, 1.700%, 7/1/08 (a)	1,050,000
	National Jewish Federation Bond Program:
	LOC-Bank of America:
4,570,000	1.700%, 7/1/08 (a)	4,570,000
2,305,000	1.700%, 7/1/08 (a)	2,305,000
1,100,000	LOC-U.S. Bank N.A., 1.700%, 7/1/08 (a)	1,100,000
8,400,000	YMCA Rockies Project, LOC-Bank of America N.A., 2.500%, 7/1/08 (a)	8,400,000
	Colorado Health Facilities Authority Revenue:
9,240,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 1.500%, 7/3/08 (a)	9,240,000
2,775,000	Catholic Health, SPA-Bayerische Landesbank, 1.600%, 7/2/08 (a)	2,775,000
20,580,000	Community Hospital Association Boulder Project, LOC- JPMorgan
	Chase, 1.350%, 7/3/08 (a)	20,580,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC, 1.560%,
	7/3/08 (a)	5,300,000
2,700,000	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase,
	1.550%, 7/2/08 (a)	2,700,000
	Colorado HFA:
2,500,000	Multi-Family Hunters, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (a)	2,500,000
4,800,000	Multi-Family Project, SPA-FHLB, 1.720%, 7/2/08 (a)(b)	4,800,000
695,000	Multi-Family, Greenwood, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (a)	695,000
2,260,000	Multi-Family, Huntington, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (a)	2,260,000
1,850,000	Multi-Family, Loretto, FNMA, LIQ- FNMA, 1.400%, 7/2/08 (a)	1,850,000
	Multi-Family, SPA-FHLB:
6,785,000	1.720%, 7/2/08 (a)(b)	6,785,000
8,245,000	1.750%, 7/2/08 (a)(b)	8,245,000
	Refunding, Multi-Family:

See Notes to Schedule of Investments.

2

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Colorado — 2.3% (continued)
$ 2,470,000	Coventry, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (a)	$2,470,000
1,925,000	Diamond, FNMA, LIQ-FNMA, 1.400%, 7/2/08 (a)	1,925,000
11,600,000	SPA-Lloyds TSB Bank PLC, 1.570%, 7/2/08 (a)	11,600,000
	Colorado HFA Revenue, Multi-Family Project:
15,945,000	MBIA, SPA-Depfa Bank PLC, 1.720%, 7/2/08 (a)(b)	15,945,000
900,000	SPA-Federal Home Loan Bank, 1.570%, 7/2/08 (a)	900,000
	Colorado Springs, CO, Revenue:
5,350,000	The Colorado College, 1.350%, 7/3/08 (a)	5,350,000
	The Colorado College Project:
9,745,000	1.500%, 7/3/08 (a)	9,745,000
8,155,000	SPA- JPMorgan Chase, 2.900%, 7/1/08 (a)	8,155,000
5,910,000	Denver, CO, City & County, GO, Auditorium Theatre & Zoo, 5.500% due
	8/1/08	5,918,899
4,240,000	Erie, CO, COP, LOC-Keybank N.A., 1.650%, 7/2/08 (a)	4,240,000
	Lowry Economic Redevelopment Authority Revenue, CO:
10,000,000	Improvement, LOC-BNP Paribas, 1.550%, 7/2/08 (a)	10,000,000
16,360,000	Refunding, LOC-BNP Paribas, 1.550%, 7/2/08 (a)	16,360,000
24,900,000	Regional Transportation District, CO, TECP, 1.700% due 8/4/08	24,900,000
22,710,000	University of Colorado Hospital Authority Revenue, FSA, SPA-Wachovia
	Bank N.A., 1.520%, 7/2/08 (a)	22,710,000
1,000,000	Westminster, CO, Multi-Family Revenue, Warwick Station Apartments,
	FHLMC, LIQ-FHLMC, 1.300%, 7/3/08 (a)	1,000,000
	Total Colorado	245,693,899
Connecticut — 0.6%
10,000,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	10,010,154
	Connecticut State, HEFA Revenue:
15,900,000	1.420% due 8/11/08	15,900,000
15,850,000	Yale University, 1.450%, 7/2/08 (a)	15,850,000
1,155,000	Yale-New Haven Hospital, LOC-JPMorgan Chase, 1.450%, 7/2/08 (a)	1,155,000
15,000,000	Connecticut State, HFA, Mortgage Housing Finance, AMBAC, SPA-Depfa
	Bank PLC, 4.750%, 7/3/08 (a)(b)	15,000,000
	Total Connecticut	57,915,154
Delaware — 0.4%
	Delaware State EDA Revenue, Hospital Billing:
2,500,000	AMBAC, SPA-JPMorgan Chase, 1.620%, 7/2/08 (a)	2,500,000
9,300,000	LOC-JPMorgan Chase, 1.620%, 7/2/08 (a)	9,300,000
	Delaware Transportation Authority, Transportation System Revenue:
4,000,000	FSA, 5.000% due 7/1/08	4,000,000
5,000,000	MBIA, 5.000% due 7/1/08	5,000,000
16,400,000	Kent County, DE, Delaware State University Student Housing, LOC-
	Wachovia Bank N.A., 1.470%, 7/3/08 (a)	16,400,000
9,500,000	University of Delaware Revenue, LIQ-Bank of America, 1.550%, 7/2/08 (a)	9,500,000
	Total Delaware	46,700,000
District of Columbia — 2.4%
2,250,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank, 1.620%, 7/2/08 (a)(b)	2,250,000
	District of Columbia Revenue:
13,125,000	1.750% due 11/20/08	13,125,000
13,000,000	American College of Cardiology, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	13,000,000
10,050,000	Hospital for Sick Children, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	10,050,000
4,900,000	Jesuit Conference, LOC-PNC Bank, 1.550%, 7/3/08 (a)	4,900,000
12,280,000	National Public Radio Inc., LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	12,280,000

See Notes to Schedule of Investments.

3

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
District of Columbia — 2.4% (continued)
$ 8,200,000	Population Services International, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	$8,200,000
20,900,000	Sidwell Friends School, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	20,900,000
6,360,000	Trinity College Issue, LOC-Wachovia Bank, 1.500%, 7/3/08 (a)	6,360,000
	District of Columbia, GO:
9,000,000	FSA, SPA-Depfa Bank PLC, 1.600%, 7/2/08 (a)	9,000,000
4,285,000	LOC- Allied Irish Banks PLC, 1.550%, 7/3/08 (a)	4,285,000
60,000,000	District of Columbia, TRAN, 4.000% due 9/30/08	60,126,344
5,000,000	Metropolitan Washington Airport Authority, 1.500% due 8/6/08	5,000,000
	Washington, D.C., Metro Area Transit:
15,000,000	2.050% due 7/2/08	15,000,000
30,000,000	1.580% due 10/2/08	30,000,000
25,000,000	1.650% due 10/7/08	25,000,000
12,000,000	TECP, LOC-Wachovia, 1.850% due 8/7/08	12,000,000
	Total District of Columbia	251,476,344
Florida — 8.9%
3,480,000	Atlantic Beach, FL, Healthcare Facilities Revenue, Fleet Landing Project,
	LOC-Wachovia Bank N.A., 1.520%, 7/3/08 (a)	3,480,000
9,200,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology, LOC-
	Fifth Third Bank, 1.590%, 7/3/08 (a)	9,200,000
895,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
	Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank,
	1.500%, 7/1/08 (a)	895,000
	Broward County, FL:
11,500,000	Airport Facility Revenue, LOC-Citibank N.A, 1.660%, 7/2/08 (a)(b)	11,500,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-Bank of America,
	1.650%, 7/3/08 (a)(b)	1,000,000
5,460,000	Collier County, FL, EFA Revenue, International College Project, LOC-Fifth
	Third Bank, 1.590%, 7/4/08 (a)	5,460,000
4,500,000	Duval County, FL, HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC,
	1.550%, 7/3/08 (a)	4,500,000
	Florida Housing Finance Corp.:
48,100,000	Multi-Family Mortgage Revenue, Northbridge Apartments, LOC-
	Keybank N.A., 1.700%, 7/2/08 (a)(b)	48,100,000
	Multi-Family Revenue:
3,290,000	Arlington Apartments, LOC-Bank of America N.A., 1.650%, 7/2/08 (a)(b)	3,290,000
2,000,000	Mortgage Lake Shore Apartments, FNMA, LIQ-FNMA, 1.600%,
	7/3/08 (a)(b)	2,000,000
15,498,000	Florida Municipal Loan Council, 1.800% due 9/10/08	15,498,000
28,512,000	Florida State Municipal Power Agency, 1.700% due 7/15/08	28,512,000
2,085,000	Florida State, GO, Refunding, Department of Transportation, Right of Way
	Project, 6.375% due 7/1/08	2,085,000
	Gainesville, FL, Utilities System Revenue:
28,300,000	SPA-State Street Bank & Trust Co., 1.530%, 7/2/08 (a)	28,300,000
	SPA-SunTrust Bank:
6,100,000	1.700%, 7/1/08 (a)	6,100,000
3,200,000	2.100%, 7/1/08 (a)	3,200,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System, LOC-SunTrust Bank:
12,600,000	1.600%, 7/3/08 (a)	12,600,000
8,355,000	1.500%, 7/3/08 (a)	8,355,000
34,300,000	Refunding, Hospital Adventist Health, FSA, SPA-Dexia Credit Local,
	1.500%, 7/3/08 (a)	34,300,000
	Hillsborough County, FL:
6,500,000	1.900% due 8/13/08	6,500,000

See Notes to Schedule of Investments.

4

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Florida — 8.9% (continued)
$ 7,200,000	HFA, Multi-Family Revenue, Grande Oaks LLC, Apartments Project,
	LIQ-FNMA, 1.590%, 7/3/08 (a)(b)	$7,200,000
	Jacksonville, FL:
40,000,000	1.650% due 9/9/08	40,000,000
59,405,000	Economic Development Commission Hospital Revenue, Shands
	Jacksonville Medical Center Inc., LOC-Wachovia Bank N.A.,
	2.100%, 7/1/08 (a)	59,405,000
	Electric Authority:
42,586,000	1.450% due 7/9/08	42,586,000
10,868,000	1.600% due 11/4/08	10,868,000
700,000	Electric Authority Revenue, Electric Systems, SPA-Bank of America,
	1.700%, 7/1/08 (a)	700,000
	Health Facilities Authority, Hospital Revenue:
250,000	Baptist Medical Center Project, 2.100%, 7/1/08 (a)	250,000
100,000	Baptist Medical Center, LOC-Bank of America N.A., 2.500%, 7/1/08 (a)	100,000
13,500,000	Transit Revenue, SPA-Dexia Credit Local, 1.530%, 7/3/08 (a)	13,500,000
11,525,000	Water & Sewer System Revenue, SPA-Bank of New York, 1.400%,
	7/3/08 (a)	11,525,000
	JEA District, FL:
22,375,000	1.650% due 7/7/08	22,375,000
36,325,000	1.650% due 11/6/08	36,325,000
	Electric System Revenue:
3,000,000	SPA-Bank of Nova Scotia, 1.400%, 7/3/08 (a)	3,000,000
7,600,000	SPA-Fortis Bank SA, 1.530%, 7/2/08 (a)	7,600,000
10,300,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 1.500%, 7/2/08 (a)(d)	10,300,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	10,000,000
	Miami-Dade County, FL:
6,750,000	1.000% due 8/6/08	6,750,000
	IDA:
5,915,000	Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	5,915,000
8,300,000	Solid Waste Disposal Revenue, Waste Management Inc. Project,
	LOC-JPMorgan Chase, 1.700%, 7/3/08 (a)(b)	8,300,000
32,200,000	Water & Sewer Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	1.700%, 7/3/08 (a)	32,200,000
21,100,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	21,100,000
	Orange County, FL:
	Health Facilities Authority Revenue:
12,000,000	Adventist Sunbelt Health System, LOC-SunTrust Bank, 1.500%,
	7/3/08 (a)	12,000,000
	Orlando Regional Healthcare System Inc., LOC-SunTrust Bank:
5,800,000	1.500%, 7/2/08 (a)	5,800,000
5,130,000	1.530%, 7/2/08 (a)	5,130,000
	HFA:
	Multi-Family Revenue:
5,400,000	Charleston Club Apartments, LOC-FNMA, 1.700%, 7/2/08 (a)(b)	5,400,000
8,050,000	Cove at Lady Lake Apartments, LIQ-FNMA, 1.700%, 7/2/08 (a)(b)	8,050,000
5,810,000	Glenn Millenia Club Partners Ltd., LOC-Fannie Mae, 1.700%,
	7/2/08 (a)(b)	5,810,000
8,280,000	Revenue, Mystic Cove Apartments, FNMA, 1.700%, 7/2/08 (a)(b)	8,280,000

See Notes to Schedule of Investments.

5

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Florida — 8.9% (continued)
	IDA:
$ 10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	$10,000,000
3,600,000	Blood & Tissue Services, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	3,600,000
11,900,000	School Board, COP, LOC- SunTrust Bank, 1.550%, 7/3/08 (a)	11,900,000
	Orlando & Orange County, FL, Expressway Authority:
55,985,000	FSA, SPA-Dexia Credit Local, 1.550%, 7/3/08 (a)	55,985,000
13,230,000	Refunding, FSA, SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	13,230,000
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank
	N.A., 1.600%, 7/2/08 (a)(b)	10,250,000
21,250,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	1.700%, 7/3/08 (a)	21,250,000
23,500,000	Palm Beach, FL, School District, TECP, LOC-Bank of America N.A., 0.800%
	due 8/14/08	23,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	1.650%, 7/2/08 (a)(b)	8,500,000
25,000,000	Pasco County, FL, School Board COP, AMBAC, SPA-Landesbank Hessen-
	Thuringen, 1.750%, 7/3/08 (a)(e)	25,000,000
41,480,000	Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health
	Systems Baycare, FSA, SPA-Morgan Stanley, 1.550%, 7/3/08 (a)	41,480,000
3,650,000	Polk County, FL, IDA Revenue, Winter Haven Hospital Project, LOC-
	SunTrust Bank, 1.500%, 7/1/08 (a)	3,650,000
4,000,000	Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust
	Bank, 1.500%, 7/1/08 (a)	4,000,000
8,240,000	Sarasota County, FL, Continuing Care Retirement Community Revenue,
	Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 2.400%,
	7/1/08 (a)	8,240,000
18,000,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital, Convertible
	12/20/07, 1.530%, 7/2/08 (a)	18,000,000
9,095,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital Improvement
	Revenue, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)(d)	9,095,000
13,000,000	Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-
	Landesbank Hessen-Thuringen, 1.600%, 7/3/08 (a)	13,000,000
7,000,000	University of South Florida Research Foundation Inc. Revenue, University
	Technology Center Research, LOC-Bank of America N.A., 1.570%,
	7/3/08 (a)	7,000,000
6,500,000	USF Financing Corp., COP, USF College Medical Health Facilities, LOC-
	SunTrust Bank, 1.600%, 7/3/08 (a)	6,500,000
6,000,000	USF Financing Corp., FL, COP, USF Financing Corp. Master, LOC-
	Wachovia Bank N.A., 1.500%, 7/2/08 (a)	6,000,000
1,000,000	West Orange, FL, Healthcare District, LOC-SunTrust Bank, 1.580%, 7/3/08 (a)	1,000,000
	Total Florida	936,524,000
Georgia — 5.4%
13,000,000	Athens-Clarke County, GA, Unified Government Development Authority
	Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	13,000,000
9,500,000	Atlanta, GA, Development Authority Revenue, Botanical Garden
	Improvements Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	9,500,000
	Atlanta, GA, Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local:
1,000,000	1.850%, 7/1/08 (a)	1,000,000
44,885,000	1.800%, 7/3/08 (a)	44,885,000
1,300,000	Bartow County, GA, Development Authority PCR, Georgia Power Co.,
	2.950%, 7/1/08 (a)(b)	1,300,000
5,515,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	5,515,000
8,800,000	Cobb County, GA, Boy Scouts of America Atlanta Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	8,800,000

See Notes to Schedule of Investments.

6

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Georgia — 5.4% (continued)
$ 18,000,000	Coweta County, GA, Residential Care Facilities for the Elderly Authority,
	Wesley Woods of Newnan, LOC-Branch Banking & Trust Co., 1.530%,
	7/2/08 (a)	$18,000,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project, LOC-
	SunTrust Bank, 1.530%, 7/2/08 (a)	9,000,000
20,205,000	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	20,205,000
6,860,000	Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC,
	1.680%, 7/2/08 (a)(b)	6,860,000
	De Kalb Private Hospital Authority Revenue, Anticipation Certificate:
2,050,000	Egleston Childrens Hospital, LOC-SunTrust Bank, 1.550%, 7/2/08 (a)	2,050,000
2,880,000	ESR Childrens Health Care, LOC-SunTrust Bank, 1.550%, 7/2/08 (a)	2,880,000
1,955,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 1.650%, 7/3/08 (a)(b)	1,955,000
14,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation CTFS, Fayette
	Community Hospital Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	14,000,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA
	Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
1,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	1,710,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust, 1.610%,
	7/3/08 (a)	3,000,000
7,000,000	Georgia Tech Facilities Project, LOC-SunTrust Bank, 1.700%, 7/2/08 (a)	7,000,000
3,280,000	Holy Innocents School Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	3,280,000
15,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 1.530%, 7/2/08 (a)	15,000,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	23,400,000
5,500,000	Spellman College Project, LOC-SunTrust Bank, 1.630%, 7/2/08 (a)	5,500,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	4,600,000
7,700,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	7,700,000
	Georgia State Ports Authority Revenue:
1,600,000	Colonels Island Terminal Project, LOC-Wachovia Bank, 1.620%, 7/3/08 (a)(b)	1,600,000
	Garden City Terminal Project, LOC-SunTrust Bank:
11,000,000	1.530%, 7/2/08 (a)	11,000,000
7,940,000	1.530%, 7/2/08 (a)	7,940,000
2,483,000	Georgia State, Finance & Investment Commission, GO, SPA-Dexia Credit
	Local, 1.400%, 7/3/08 (a)	2,483,000
	Georgia State, GO:
14,090,000	3.000% due 7/1/09	14,252,035
9,715,000	5.000% due 7/1/09	10,009,947
4,435,000	Griffin Spalding County, GA, Development Authority Revenue, Industrial
	Development, Woodland Industrial Inc., LOC-SunTrust Bank, 1.610%,
	7/3/08 (a)(b)	4,435,000
20,000,000	Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital
	System Inc. Project, LOC-Wachovia Bank N.A., 1.550%, 7/2/08 (a)	20,000,000
	Gwinnett County, GA, Development Authority:
6,400,000	COP, Gwinnett County Public Schools Project, MBIA, 5.000% due
	1/1/09	6,517,358
8,840,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	8,840,000
15,000,000	Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank,
	1.530%, 7/2/08 (a)	15,000,000

See Notes to Schedule of Investments.

7

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Georgia — 5.4% (continued)
	Wesleyan School Inc. Project, LOC-SunTrust Bank:
$ 14,500,000	1.530%, 7/2/08 (a)	$14,500,000
11,600,000	1.530%, 7/2/08 (a)	11,600,000
6,760,000	Houston County, GA, Hospital Authority Revenue, LOC-Wachovia Bank
	N.A., 1.520%, 7/3/08 (a)	6,760,000
1,200,000	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
	1.620%, 7/3/08 (a)(b)	1,200,000
	Macon-Bibb County, GA:
14,525,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-
	SunTrust Bank, 1.530%, 7/2/08 (a)	14,525,000
4,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central
	Georgia, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	4,000,000
	Metropolitan Atlanta Rapid Transit Authority, GA:
11,000,000	LOC-Dexia Credit Local, 3.050% due 7/8/08	11,000,000
5,450,000	Sales Tax Revenue, LOC-Bayerische Landesbank, LOC-Westdeutsche
	Landesbank, 1.450%, 7/2/08 (a)	5,450,000
	Municipal Electric Authority of Georgia:
18,550,000	1.850% due 8/7/08	18,550,000
40,000,000	1.650% due 8/11/08	40,000,000
11,250,000	Private Colleges & Universities Authority, GA, Revenue, Refunding, Emory
	University, 1.510%, 7/3/08 (a)	11,250,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nacoochee School
	Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	14,500,000
10,135,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	10,135,000
4,900,000	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill
	Project, LOC-Wachovia Bank, 1.520%, 7/3/08 (a)	4,900,000
10,000,000	Richmond County, GA, Development Authority, Revenue, MCG Health Inc.
	Project, LOC-Landesbank Baden-Wuerttemburg, 1.800%, 7/2/08 (a)	10,000,000
2,075,000	Rockdale County, GA, Hospital Authority Revenue, Rockdale Medical Center
	Inc. Project, LOC-Bank of America N.A., 1.550%, 7/3/08 (a)	2,075,000
14,200,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 1.520%, 7/2/08 (a)	14,200,000
5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch
	Banking & Trust, 1.610%, 7/3/08 (a)	5,200,000
3,515,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 1.710%, 7/3/08 (a)(b)	3,515,000
4,110,000	Union County, GA, Development Authority Revenue, Boy Scouts of America
	Atlanta Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	4,110,000
	Total Georgia	561,447,340
Idaho — 0.0%
45,000	Idaho Health Facility Authority Revenue, St. Lukes Regional Medical Center
	Project, FSA, SPA-Bayerische Landesbank, 2.660%, 7/1/08 (a)	45,000
Illinois — 5.8%
	Chicago, IL:
	GO:
18,000,000	Refunding Project, FSA, LOC-Dexia Credit Local, 1.550%, 7/3/08 (a)	18,000,000
20,000,000	Tender Notes, LOC-Harris N.A., 1.050% due 2/5/09 (c)	20,000,000
18,000,000	Water & Revenue Second Lien Notes, LOC-JPMorgan Chase,
	1.450%, 7/2/08 (a)	18,000,000
6,675,000	Housing Authority Capital Program Revenue, Refunding, FSA, 5.000%
	due 7/1/08	6,675,000
3,230,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	1.700%, 7/3/08 (a)(b)	3,230,000
9,800,000	O'Hare International Airport Revenue, General Airport, LOC-Bayerische
	Landesbank, 1.400%, 7/2/08 (a)(b)	9,800,000

See Notes to Schedule of Investments.

8

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Illinois — 5.8% (continued)
$ 39,189,000	O'Hare International Airport, LOC-Societe Generale, 1.650%, 7/2/08 (a)(b)	$39,189,000
9,400,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	1.590%, 7/2/08 (a)	9,400,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 1.540%, 7/2/08 (a)	1,000,000
2,020,000	Community Consolidated School District No. 21 Wheeling, GO,
	Refunding, FSA, 4.000% due 12/1/08	2,041,800
5,700,000	GO, Capital Improvement, SPA-Depfa Bank PLC, 1.570%, 7/3/08 (a)	5,700,000
	IDR:
1,500,000	Kenneth Properties Project, LOC-LaSalle Bank, 1.700%, 7/3/08 (a)(b)	1,500,000
1,895,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 1.700%, 7/3/08 (a)(b)	1,895,000
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-
	Fifth Third Bank, 1.610%, 7/3/08 (a)	7,185,000
6,950,000	Du Page & Will Counties, IL, Community School District No. 204, Indian
	Prairie Community School District, GO, 5.000% due 12/30/08	7,085,957
14,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-
	Fifth Third Bank, 1.500%, 7/3/08 (a)	14,715,000
24,000,000	Illinois Development Finance Authority Revenue, 1.630% due 9/24/08	24,000,000
1,000,000	Illinois Development Finance Authority, PCR, Amoco Oil Co. Project,
	2.050%, 7/1/08 (a)	1,000,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 1.560%, 7/2/08 (a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 1.700%, 7/3/08 (a)(b)	5,000,000
2,195,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 1.700%, 7/3/08 (a)(b)	2,195,000
3,040,000	Six West Hubbard Street, LOC-LaSalle Bank, 2.000%, 7/1/08 (a)(b)	3,040,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 1.550%, 7/3/08 (a)	4,500,000
3,940,000	Xavier University Project, LOC-LaSalle Bank, 1.550%, 7/3/08 (a)	3,940,000
	Illinois Finance Authority Revenue:
21,820,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank, 1.300%,
	7/3/08 (a)	21,820,000
1,600,000	Central Dupage Health, SPA-JPMorgan Chase, 2.200%, 7/1/08 (a)	1,600,000
8,000,000	Chicago Symphony Orchestra, LOC-RBS Citizens NA, 1.350%, 7/3/08 (a)	8,000,000
19,000,000	Childrens Memorial Hospital, LOC-JPMorgan Chase, 1.350%, 7/3/08 (a)	19,000,000
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 1.550%,
	7/3/08 (a)	7,300,000
7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank, 1.610%,
	7/4/08 (a)	7,500,000
7,320,000	GO, Latin School Project, LOC-JPMorgan Chase, 1.550%, 7/3/08 (a)	7,320,000
9,000,000	Illinois College, LOC-U.S. Bank, 1.570%, 7/3/08 (a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co., 1.540%,
	7/2/08 (a)	4,000,000
24,070,000	Landing at Plymouth Place, LOC-LaSalle Bank, 1.500%, 7/3/08 (a)	24,070,000
11,130,000	Latin School Project, LOC-JPMorgan Chase, 1.550%, 7/3/08 (a)	11,130,000
12,500,000	Monarch Landing Inc., LOC-Fifth Third Bank, 1.500%, 7/3/08 (a)	12,500,000
7,000,000	Northwestern Memorial Hospital, 1.600%, 7/3/08 (a)	7,000,000
1,200,000	Northwestern Memorial Refunding, SPA-Bank of Nova Scotia, 1.700%,
	7/1/08 (a)	1,200,000

See Notes to Schedule of Investments.

9

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Illinois — 5.8% (continued)
$ 37,160,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 1.450%, 7/2/08 (a)	$37,160,000
15,000,000	Refunding, Loyola University Health System, LOC-JPMorgan Chase,
	1.540%, 7/2/08 (a)	15,000,000
5,620,000	Riverside Health Systems, Radian, LOC-JPMorgan Chase, 1.500%,
	7/2/08 (a)	5,620,000
9,305,000	Smith Village Project, LOC-LaSalle Bank, 1.520%, 7/3/08 (a)	9,305,000
71,350,000	The Clare at Water Project, LOC-LaSalle Bank, 1.550%, 7/3/08 (a)	71,350,000
4,605,000	Uhlich Children's Advantage, LOC-JPMorgan Chase, 1.580%, 7/3/08 (a)	4,605,000
5,050,000	Wesleyan University, LOC-Northern Trust Co., 1.300%, 7/3/08 (a)	5,050,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 1.550%, 7/2/08 (a)	8,300,000
9,500,000	LOC-Harris Trust & Savings Bank, 1.550%, 7/2/08 (a)	9,500,000
	Illinois Health Facilities Authority:
11,250,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 1.600%, 7/3/08 (a)	11,250,000
7,175,000	Rosalind Franklin University of Medicine & Sciences, LOC-Bank One,
	1.550%, 7/2/08 (a)	7,175,000
8,000,000	Illinois Health Facilities Authority Revenue, Healthcare Systems, 1.700%,
	7/1/08 (a)	8,000,000
1,700,000	Illinois Housing Development Authority Revenue, Homeowner Mortgage,
	SPA-State Street Bank & Trust Co., 1.750%, 7/2/08 (a)(b)	1,700,000
6,215,000	Illinois Housing Development Authority, MFH Revenue, Refunding,
	Mortgage, Hyde Park Tower, FNMA, LIQ-FNMA, 1.700%, 7/2/08 (a)(b)	6,215,000
15,000,000	Illinois State Toll Highway Authority, Highway Revenue, Refunding Senior
	Priority, 1.570%, 7/3/08 (a)	15,000,000
6,000,000	Illinois State, GO, SPA-Depfa Bank PLC, 1.600%, 7/2/08 (a)	6,000,000
2,950,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle
	Bank N.A., 1.700%, 7/3/08 (a)(b)	2,950,000
3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 1.720%,
	7/2/08 (a)(b)	3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool, LOC- Fifth
	Third Bank, 1.590%, 7/4/08 (a)	10,800,000
1,040,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 1.700%,
	7/3/08 (a)(b)	1,040,000
3,900,000	Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project,
	FNMA, LIQ-FNMA, 1.630%, 7/3/08 (a)(b)	3,900,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 1.700%,
	7/3/08 (a)(b)	4,725,000
2,290,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan
	Chase, 1.700%, 7/1/08 (a)	2,290,000
	Total Illinois	602,766,757
Indiana — 2.1%
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-
	JPMorgan Chase, 1.630%, 7/4/08 (a)	7,550,000
	Indiana Finance Authority Health System Revenue, Sisters St Francis, LOC-
	JPMorgan Chase:
10,000,000	1.300%, 7/3/08 (a)	10,000,000
5,000,000	1.520%, 7/3/08 (a)	5,000,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New Holland
	Dairy Leasing, LOC-LaSalle Bank N.A., 1.720%, 7/3/08 (a)(b)	3,200,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
7,035,000	Refunding, Community Village Hartsfield, LOC-Harris N.A., 1.500%,
	7/3/08 (a)	7,035,000
11,000,000	Union Hospital Inc., LOC-Fifth Third Bank, 1.590%, 7/4/08 (a)	11,000,000
	Indiana Health Facilities Financing Authority:
2,100,000	Hospital Revenue Deaconess Hospital Inc., LOC-Fifth Third Bank,
	1.570%, 7/2/08 (a)	2,100,000

See Notes to Schedule of Investments.

10

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Indiana — 2.1% (continued)
$ 800,000	Revenue, Community Health Network Project, LOC-Fifth Third Bank,
	1.590%, 7/4/08 (a)	$800,000
8,700,000	Indiana Health Facilities Financing Authority Revenue, Franciscan Eldercare
	Project, LOC-LaSalle Bank, 1.500%, 7/3/08 (a)	8,700,000
7,585,000	Indiana State Development Finance Authority Revenue, Educational
	Facilities, Heritage School Project, LOC-Keybank N.A., 1.560%, 7/2/08 (a)
	Indiana State Finance Authority Revenue:
22,500,000	Lease Appropriation, 1.500%, 7/3/08 (a)	22,500,000
33,000,000	Lease Appropriation, SPA-Dexia Credit Local, Bank of New York, RBS
	Citizens, 1.500%, 7/3/08 (a)	33,000,000
3,000,000	Indiana State Housing & CDA, Single Family Mortgage Revenue, Mortgage,
	LOC-Depfa Bank PLC, 1.600%, 7/3/08 (a)(b)	3,000,000
31,800,000	Indiana State Office Building Commission Facilities Pendleton, Juvenile
	Facility, SPA-Depfa Bank PLC, 1.550%, 7/2/08 (a)	31,800,000
14,400,000	Indiana State Office Building Community Facilities Revenue, Indiana
	Government Center South, SPA-Depfa Bank PLC, 1.550%, 7/2/08 (a)	14,400,000
10,000,000	Indianapolis Airport Authority, 1.600% due 7/23/08	10,000,000
10,600,000	Indianapolis, IN, Capital Place, Covington, FNMA, LIQ-FNMA, 1.550%,
	7/3/08 (a)	10,600,000
	Lawrenceburg, IN, PCR, Indiana Michigan Power Co.:
6,500,000	LOC-JPMorgan Chase, 1.500%, 7/3/08 (a)	6,500,000
8,800,000	LOC-Royal Bank of Scotland, 1.570%, 7/3/08 (a)	8,800,000
	Purdue University Revenue:
7,900,000	Student Facilities Systems, 1.150%, 7/2/08 (a)	7,900,000
5,300,000	Student Fee, 1.600%, 7/2/08 (a)	5,300,000
	Total Indiana	209,185,000
Iowa — 1.1%
865,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank
	NA, 2.430%, 7/1/08 (a)	865,000
	Iowa Finance Authority:
	Health Facilities Revenue:
14,000,000	Iowa Health Systems, LIQ-Landesbank Baden Wuerttemburg,
	1.600%, 7/2/08 (a)	14,000,000
9,100,000	Iowa Health, LIQ-U.S. Bank N.A., 1.500%, 7/2/08 (a)	9,100,000
7,000,000	MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank
	N.A., 1.620%, 7/3/08 (a)(b)	7,000,000
	MFH, SPA-Dexia Credit Local:
7,300,000	1.650%, 7/3/08 (a)(b)	7,300,000
6,500,000	1.650%, 7/3/08 (a)(b)	6,500,000
4,500,000	Revenue, Iowa State Revolving Fund, 5.000% due 8/1/08	4,514,850
34,500,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern
	Trust, 1.400%, 7/3/08 (a)	34,500,000
5,000,000	Single Family Mortgage Bonds, SPA-Depfa Bank PLC, 1.600%, 7/3/08 (a)(b)	5,000,000
6,000,000	Wesley Retirement Services Inc. Project, LOC-Wells Fargo Bank,
	1.500%, 7/3/08 (a)	6,000,000
6,860,000	Iowa Higher Education Loan Authority Revenue, Private College, University
	of Dubuque, LOC-Northern Trust Co., 2.400%, 7/1/08 (a)	6,860,000
10,500,000	Iowa State School Cash Anticipation Program, Iowa School Corps, FSA,
	3.750% due 1/23/09	10,563,294
	Total Iowa	112,203,144
Kansas — 1.0%
	Kansas State Department of Transportation Highway Revenue:
200,000	2.440%, 7/1/08 (a)	200,000
1,325,000	1.200%, 7/2/08 (a)	1,325,000

See Notes to Schedule of Investments.

11

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Kansas — 1.0% (continued)
$ 46,145,000	LIQ-Dexia Credit Local, 1.200%, 7/2/08 (a)	$46,145,000
2,000,000	LIQ-Pooled Money Investment Board, 2.440%, 7/1/08 (a)	2,000,000
	SPA-Dexia Credit Local & Westdeutsche Landesbank:
8,200,000	1.300%, 7/3/08 (a)	8,200,000
600,000	1.510%, 7/3/08 (a)	600,000
	SPA-Wachovia Bank N.A.:
13,000,000	1.200%, 7/3/08 (a)	13,000,000
19,000,000	1.370%, 7/3/08 (a)	19,000,000
6,765,000	Kansas State Development Finance Authority, Hospital Revenue, Adventist
	Health, Sunbelt, LOC-SunTrust Bank, 1.550%, 7/3/08 (a)	6,765,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 1.580%, 7/3/08 (a)	4,500,000
	Total Kansas	101,735,000
Kentucky — 0.9%
	Berea, KY, Educational Facilities Revenue:
4,960,000	2.050%, 7/1/08 (a)	4,960,000
1,950,000	Berea College Project, 2.050%, 7/1/08 (a)	1,950,000
2,715,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-
	Branch Banking & Trust, 1.710%, 7/3/08 (a)(b)	2,715,000
6,515,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 1.540%, 7/3/08 (a)	6,515,000
9,175,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of
	Counties Leasing Trust, LOC-U.S. Bank N.A., 1.450%, 7/2/08 (a)	9,175,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	17,000,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	1.800%, 7/2/08 (a)	8,000,000
14,750,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
	College Project, LOC-Fifth Third Bank, 1.590%, 7/4/08 (a)	14,750,000
3,000,000	Kentucky Economic Development Finance Authority, Industrial Building
	Revenue, Republic Services Inc. Project, LOC-Bank of America N.A.,
	2.050%, 7/3/08 (a)(b)	3,000,000
	Kentucky Housing Corp., Housing Revenue:
9,800,000	1.750%, 7/2/08 (a)(b)	9,800,000
4,700,000	1.800%, 7/2/08 (a)(b)	4,700,000
	SPA-Kentucky Housing Corp.:
2,000,000	1.800%, 7/2/08 (a)(b)	2,000,000
3,285,000	1.750%, 7/3/08 (a)(b)	3,285,000
5,000,000	Minor Lane Heights, KY, Solid Waste Disposal Revenue, Waste Management
	of Kentucky LLC Project, LOC-Wachovia Bank N.A., 1.620%, 7/3/08 (a)(b)	5,000,000
	Total Kentucky	92,850,000
Louisiana — 1.4%
20,000,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	20,000,000
4,000,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 1.750%, 7/2/08 (a)(b)	4,000,000
27,600,000	East Baton Rouge Parish, LA, PCR, Refunding, ExxonMobil Project, 2.330%,
	7/1/08 (a)	27,600,000
4,900,000	Louisiana Housing Finance Agency, MFH, Revenue, Jefferson Lakes
	Apartments Project, FHLMC, LIQ-FHLMC, 1.600%, 7/3/08 (a)(b)	4,900,000
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank, 1.600%,
	7/3/08 (a)	11,520,000
21,000,000	Louisiana PFA Hospital Revenue, Franciscan Missionaries, LOC-Allied Irish
	Banks PLC, 1.650%, 7/2/08 (a)	21,000,000

See Notes to Schedule of Investments.

12

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Louisiana — 1.4% (continued)
$ 12,735,000	Louisiana PFA Revenue, Comm-Care Louisiana Project, LOC-JPMorgan
	Chase, 1.550%, 7/3/08 (a)	$12,735,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
18,205,000	LOC-JPMorgan Chase, 1.530%, 7/2/08 (a)	18,205,000
27,020,000	Refunding, Loop LLC Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	27,020,000
	Total Louisiana	146,980,000
Maine — 0.0%
2,670,000	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project, LOC-
	Bank of America, 1.700%, 7/3/08 (a)(b)	2,670,000
1,360,000	Gorham, ME, Revenue Obligation Securities, Montalvo Properties LLC
	Project, LOC-SunTrust Bank, 1.750%, 7/2/08 (a)(b)	1,360,000
	Total Maine	4,030,000
Maryland — 5.4%
	Baltimore County, MD:
49,100,000	1.750% due 12/4/08	49,100,000
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America, 1.700%,
	7/3/08 (a)(b)	3,020,000
14,900,000	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
	Landesbank, 1.600%, 7/2/08 (a)	14,900,000
7,000,000	Chestertown, MD, Economic Development Project Revenue, Washington
	College, LOC-RBS Citizens N.A., 1.570%, 7/3/08 (a)	7,000,000
	Howard County, MD:
8,000,000	1.450% due 8/1/08	8,000,000
21,500,000	1.700% due 10/8/08	21,500,000
8,200,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	1.550%, 7/3/08 (a)	8,200,000
7,850,000	Maryland CDA, Department of Housing & Community, SPA-Lloyds Bank
	PLC, 1.600%, 7/3/08 (a)(b)	7,850,000
11,700,000	Maryland Community Development Administration Department of Housing
	& Community Development, MultiFamily Development Walker, LIQ-
	FHLMC, 1.550%, 7/2/08 (a)(b)	11,700,000
	Maryland Health & Higher EFA Revenue:
20,765,000	1.550% due 8/12/08	20,765,000
2,000,000	1.620% due 8/12/08	2,000,000
13,900,000	1.650% due 12/2/08	13,900,000
2,750,000	Gaudenzia Foundation, LOC-PNC Bank, 1.520%, 7/4/08 (a)	2,750,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	1,530,000
	Maryland State Economic Development Corp.:
	EDR:
1,920,000	Academy of Sciences Project, LOC-Bank of America N.A., 1.550%,
	7/3/08 (a)	1,920,000
2,650,000	Catholic Relief Services Facility, LOC-Bank of America N.A.,
	1.550%, 7/3/08 (a)	2,650,000
13,000,000	Lease Revenue, Constellation Energy Group, LOC-Wachovia Bank,
	1.700%, 7/3/08 (a)(b)	13,000,000
	Revenue:
850,000	Goodwill Industries International Inc., LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	850,000
14,000,000	Howard Hughes Medical, 1.300%, 7/2/08 (a)	14,000,000
31,200,000	Refunding, Constellation Energy Inc., LOC-Wachovia Bank,
	1.350%, 7/3/08 (a)	31,200,000
5,600,000	Your Public Radio Corp. Project, LOC-PNC Bank, 1.520%, 7/4/08 (a)	5,600,000
	Maryland State Health & Higher EFA:
21,216,000	1.800% due 7/7/08	21,216,000

See Notes to Schedule of Investments.

13

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Maryland — 5.4% (continued)
$ 7,613,000	1.650% due 7/8/08	$7,613,000
	Maryland State Health & Higher EFA Revenue:
2,500,000	Annapolis Life Care, LOC-Citizens Bank of Pennsylvania, 1.470%,
	7/3/08 (a)	2,500,000
21,900,000	Charlestown Community, LOC-Bank of America, 1.530%, 7/2/08 (a)	21,900,000
500,000	Gilman School, LOC-SunTrust Bank, 1.500%, 7/2/08 (a)	500,000
20,250,000	Holton-Arms School, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	20,250,000
	John Hopkins University, TECP:
1,000,000	Loyola College Maryland, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	1,000,000
21,700,000	Mercy Medical Center, LOC-Wachovia Bank N.A., 1.410%, 7/3/08 (a)	21,700,000
9,280,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank,
	1.530%, 7/2/08 (a)	9,280,000
2,000,000	Keswick Multi-Care Center, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	2,000,000
4,200,000	Landon School Issue, LOC-SunTrust Bank, 1.500%, 7/2/08 (a)	4,200,000
	University of Maryland Medical System:
7,000,000	LOC-Citizens Bank of Pennsylvania, 1.550%, 7/3/08 (a)	7,000,000
5,000,000	LOC-PNC Bank N.A., 1.500%, 7/3/08 (a)	5,000,000
215,000	Villa Julie College, LOC-Bank of America N.A., 1.480%, 7/3/08 (a)	215,000
2,900,000	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore
	Convention, SPA-Bank of New York, 1.450%, 7/3/08 (a)	2,900,000
	Maryland State Stadium Authority Sports Facilities Lease:
70,165,000	LIQ-Bank of America, 1.750%, 7/2/08 (a)(b)	70,165,000
14,840,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	1.450%, 7/3/08 (a)	14,840,000
	Montgomery County, MD:
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
	1.550%, 7/3/08 (a)	5,570,000
3,350,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local, 1.700%,
	7/1/08 (a)	3,350,000
	Housing Opportunities Commission:
25,650,000	Housing Revenue, Oakfield Apartments Issue I, FNMA, 1.450%,
	7/2/08 (a)(b)	25,650,000
12,860,000	MFH Revenue, Housing Development, SPA-Depfa Bank PLC,
	1.280%, 7/2/08 (a)	12,860,000
	Multi-Family Revenue, Housing Development:
7,875,000	GNMA/FNMA/FHLMC, SPA-Depfa Bank PLC, 1.750%,
	7/2/08 (a)(b)	7,875,000
7,025,000	SPA-Depfa Bank PLC, 1.280%, 7/2/08 (a)	7,025,000
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	1,000,000
	Prince Georges County, MD:
13,900,000	MFH, Allentowne Apartments Project, LOC-Wachovia Bank, 1.650%,
	7/3/08 (a)(b)	13,900,000
17,660,000	Revenue, Refunding, Collington Episcopal Life Care Community Inc.,
	LOC-LaSalle Bank N.A., 1.500%, 7/3/08 (a)	17,660,000
10,000,000	Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank
	Hessen-Thuringen, 1.500%, 7/2/08 (a)	10,000,000
4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project,
	LOC-Bank of America N.A., 1.700%, 7/3/08 (a)(b)	4,900,000
	Total Maryland	563,504,000
Massachusetts — 3.2%
17,100,000	Commonwealth of Massachusetts, GO, TECP, Refunding, LIQ-Landesbank
	Hessen-Thuringen and Bayerische Landesbank, 1.450%, 7/3/08 (a)	17,100,000
16,900,000	Massachusetts Health & Education University Revenue, 1.600% due 11/6/08	16,900,000
3,350,000	Massachusetts HEFA, Revenue, Pool Loan Program, LOC-Citizens Bank,
	1.450%, 7/3/08 (a)	3,350,000

See Notes to Schedule of Investments.

14

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Massachusetts — 3.2% (continued)
	Massachusetts School Building Authority:
$ 45,500,000	1.770% due 7/7/08	$45,500,000
38,500,000	1.420% due 8/1/08	38,500,000
	Massachusetts State DFA Revenue:
	Boston University:
13,500,000	LOC-Bank of Nova Scotia, 1.100%, 7/3/08 (a)	13,500,000
5,000,000	LOC-BNP Paribas, 1.450%, 7/3/08 (a)	5,000,000
5,100,000	LOC-RBS Citizens N.A., 2.850%, 7/1/08 (a)(d)	5,100,000
4,000,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 1.500%, 7/3/08 (a)	4,000,000
5,000,000	Clark University, LOC-TD Banknorth N.A., 1.650%, 7/2/08 (a)	5,000,000
700,000	Harvard University, 1.200%, 7/3/08 (a)	700,000
6,000,000	Lasell College, LOC-Citizens Bank of MA, 1.570%, 7/3/08 (a)	6,000,000
6,410,000	Phillips Academy, SPA-Bank of New York, 1.550%, 7/3/08 (a)	6,410,000
5,555,000	Refunding, Wentworth Institute of Technology, LOC-JPMorgan Chase,
	1.650%, 7/3/08 (a)	5,555,000
3,050,000	Smith College Project, 1.250%, 7/3/08 (a)	3,050,000
7,700,000	St. Mark's School, LOC-Bank of America, 1.550%, 7/3/08 (a)	7,700,000
	Massachusetts State DFA, Solid Waste Disposal Revenue,
	Newark Group Project, LOC-Wachovia Bank N.A:
6,700,000	1.650%, 7/2/08 (a)(b)	6,700,000
2,300,000	1.650%, 7/2/08 (a)(b)	2,300,000
	Massachusetts State HEFA:
	Amherst College:
11,780,000	1.100%, 7/3/08 (a)	11,780,000
600,000	1.100%, 7/3/08 (a)	600,000
200,000	Bentley College, LOC-Bank of America, 1.550%, 7/2/08 (a)	200,000
4,500,000	Harvard University, 1.180%, 7/3/08 (a)	4,500,000
2,100,000	Partners Healthcare Systems, SPA-JPMorgan Chase, 1.460%, 7/3/08 (a)	2,100,000
14,905,000	Pool Loan Program, LOC-Citizens Bank, 1.450%, 7/3/08 (a)	14,905,000
1,250,000	Revenue, Williams College, 1.250%, 7/3/08 (a)	1,250,000
7,600,000	Suffolk University, LOC-JPMorgan Chase, 1.630%, 7/3/08 (a)	7,600,000
3,850,000	Williams College, 1.400%, 7/2/08 (a)	3,850,000
	Massachusetts State HEFA Revenue:
9,600,000	Boston University, 1.150%, 7/2/08 (a)	9,600,000
	Capital Asset Program:
8,900,000	LOC-Bank of America, 1.450%, 7/3/08 (a)	8,900,000
5,250,000	LOC-Bank of MA, 1.450%, 7/3/08 (a)	5,250,000
3,300,000	LOC-Citizens Bank of MA, 1.450%, 7/3/08 (a)	3,300,000
7,135,000	Capital Asset, LOC-Citizens Bank, 1.450%, 7/3/08 (a)	7,135,000
2,100,000	Hallmark Health System, FSA, SPA-Bank of America, 1.400%, 7/3/08 (a)	2,100,000
3,100,000	Harvard University, 1.180%, 7/3/08 (a)	3,100,000
3,000,000	Wellesley College, 1.300%, 7/3/08 (a)	3,000,000
23,990,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB
	Bank PLC, 1.650%, 7/3/08 (a)(b)	23,990,000
2,700,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 1.480%, 7/2/08 (a)	2,700,000
4,000,000	Massachusetts State Water Resources Authority, Multi-Modal, LOC-Helaba,
	1.800%, 7/2/08 (a)	4,000,000
	Massachusetts State, GO:
	Central Artery:
2,800,000	SPA-Landesbank Baden-Wuerttemburg, 2.100%, 7/1/08 (a)	2,800,000
600,000	SPA-State Street Bank & Trust Co., 2.100%, 7/1/08 (a)	600,000
5,235,000	Refunding, FSA, 5.250% due 1/1/09	5,334,076

See Notes to Schedule of Investments.

15

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Massachusetts — 3.2% (continued)
$ 11,364,500	New Bedford, MA, GO, BAN, 2.500% due 2/13/09	$11,469,107
	Total Massachusetts	332,428,183
Michigan — 2.2%
	Detroit, MI:
5,300,000	Sewer Disposal Revenue, Refunding, FSA, LIQ-Dexia Credit Local,
	1.800%, 7/3/08 (a)	5,300,000
1,075,000	Water Supply System, Second Lien, FSA, SPA-Depfa Bank PLC,
	1.570%, 7/3/08 (a)	1,075,000
6,030,000	Kent Hospital Finance Authority, MI, Michigan Limited Obligation Revenue,
	Pine Rest Christian Health, LOC-Fifth Third Bank, 1.590%, 7/4/08 (a)	6,030,000
3,600,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin, LOC-
	JPMorgan Chase, 1.630%, 7/4/08 (a)	3,600,000
25,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	25,064,897
	Michigan State Hospital Finance Authority Revenue:
7,000,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 1.590%, 7/4/08 (a)	7,000,000
	Trinity Health Credit:
2,500,000	SPA-Bank of America N.A., 2.100%, 7/1/08 (a)	2,500,000
875,000	SPA-Bank of Nova Scotia, 1.700%, 7/1/08 (a)	875,000
20,000,000	Michigan State Housing Development Authority, SPA-KBC Bank N.V.,
	1.750%, 7/2/08 (a)(b)	20,000,000
5,200,000	Michigan State Housing Development Authority Ltd. Obligation Revenue, Jas
	Nonprofit Housing Corp. VI, LOC-Bank One Michigan, 1.550%, 7/3/08 (a)	5,200,000
5,800,000	Michigan State Strategic Fund, Limited Obligation Revenue, Transnav
	Technologies Inc., LOC-LaSalle Bank Midwest, 1.720%, 7/3/08 (a)(b)	5,800,000
	Michigan State University Revenue:
1,250,000	1.850%, 7/1/08 (a)	1,250,000
2,245,000	SPA-Landesbank Hessen-Thuringen, 1.700%, 7/2/08 (a)	2,245,000
5,000,000	Michigan State, HDA, SPA-Depfa Bank PLC, 1.600%, 7/2/08 (a)	5,000,000
10,800,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 1.550%,
	7/2/08 (a)	10,800,000
5,635,000	Southfield, MI, Economic Development, Lawrence Tech University Project,
	LOC-JPMorgan Chase, 1.550%, 7/2/08 (a)	5,635,000
	University of Michigan Revenue:
71,410,000	1.600%, 7/1/08 (a)	71,410,000
	Hospital:
2,200,000	2.050%, 7/1/08 (a)	2,200,000
6,900,000	1.450%, 7/3/08 (a)	6,900,000
1,400,000	Refunding, Hospital, 2.050%, 7/1/08 (a)	1,400,000
45,850,000	Western Michigan University Revenue, FSA, SPA-Dexia Credit Local,
	1.570%, 7/2/08 (a)	45,850,000
	Total Michigan	235,134,897
Minnesota — 2.0%
5,090,000	Bloomington, MN, MFH, Norlan Partners LP, LIQ-FNMA, 1.650%, 7/3/08 (a)(b)	5,090,000
2,910,000	Crystal, MN, MFH, FHLMC, LIQ-FHLMC, 1.750%, 7/3/08 (a)(b)	2,910,000
18,500,000	Duluth, MN, GO, Aid Anticipation CTFS Indebtedness, 2.500% due 12/31/08	18,637,999
7,500,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Health
	Care System, Allina Health, LOC-Wells Fargo Bank N.A., 1.450%,
	7/3/08 (a)	7,500,000
8,790,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	1.400%, 7/3/08 (a)	8,790,000
	Minnesota Housing Finance Agency:
31,295,000	Residential Housing Finance, SPA-Lloyds TSB Bank, 1.530%, 7/3/08 (a)(b)	31,295,000
7,025,000	Residential Housing, SPA-Lloyds TSB Bank, 1.530%, 7/3/08 (a)(b)	7,025,000

See Notes to Schedule of Investments.

16

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Minnesota — 2.0% (continued)
$ 8,500,000	Minnesota School Districts Tax & Aid Anticipation Borrowing Program, Aid
	Anticipation CTFS Indebtedness, 4.500% due 8/28/08	$8,511,167
29,900,000	Minnesota State Housing Finance Agency, Residential Housing, SPA-Lloyds
	TSB Bank PLC, 1.950%, 7/3/08 (a)(b)	29,900,000
6,200,000	Minnesota State, GO, 5.000% due 11/1/08	6,250,052
	Regents of The University:
13,850,000	1.350% due 7/8/08	13,850,000
5,000,000	1.650% due 8/4/08	5,000,000
16,350,000	1.650% due 10/15/08	16,350,000
11,500,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 1.560%, 7/3/08 (a)	11,500,000
	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic:
6,250,000	SPA-Northern Trust Co., 1.450%, 7/2/08 (a)	6,250,000
10,000,000	SPA-Wells Fargo Bank N.A., 1.450%, 7/2/08 (a)	10,000,000
7,780,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems, SPA-
	JPMorgan Chase, 1.500%, 7/3/08 (a)	7,780,000
10,000,000	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland
	Ridge Project, FHLMC, LIQ-FHLMC, 1.550%, 7/3/08 (a)	10,000,000
1,960,000	University of Minnesota, SPA-Landesbank Hessen-Thuringen, 1.600%,
	7/2/08 (a)	1,960,000
	Total Minnesota	208,599,218
Mississippi — 0.9%
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
	Chevron USA Inc. Project:
10,000,000	1.400%, 7/1/08 (a)	10,000,000
12,500,000	1.500%, 7/1/08 (a)	12,500,000
6,650,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	6,650,000
33,750,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,
	1.530%, 7/2/08 (a)	33,750,000
	IDR:
1,000,000	Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.,
	1.700%, 7/3/08 (a)(b)	1,000,000
10,145,000	VC Regional Assembly & Manufacturing LLC Project, LOC-
	JPMorgan Chase, 1.670%, 7/2/08 (a)(b)	10,145,000
10,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, LOC-
	JPMorgan Chase, 1.700%, 7/3/08 (a)(b)	10,000,000
	Mississippi State, GO:
2,880,000	Capital Imports Issue, 6.000% due 11/1/08	2,927,117
1,205,000	Local Systems Bridge Rehab Fund Project, 5.000% due 8/1/08	1,208,974
4,000,000	Refunding, 5.900% due 11/15/08	4,071,443
	Total Mississippi	92,252,534
Missouri — 1.1%
20,450,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA, SPA-
	Westdeutsche Landesbank, 1.900%, 7/2/08 (a)	20,450,000
5,450,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 2.400%, 7/1/08 (a)	5,450,000
	Missouri State HEFA:
	Revenue:
560,000	St. Francis Medical Center, LOC-Bank of America N.A., 2.400%,
	7/1/08 (a)	560,000
	Washington University:
1,705,000	SPA-Dexia Credit Local, 2.050%, 7/1/08 (a)	1,705,000
3,200,000	SPA-JPMorgan Chase, 1.600%, 7/1/08 (a)	3,200,000
100,000	Washington University, 2.100%, 7/1/08 (a)	100,000

See Notes to Schedule of Investments.

17

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Missouri — 1.1% (continued)
$ 1,000,000	Missouri State Highways & Transit Commission, State Road Revenue, Multi-
	Modal, Third Lien, LOC-State Street Bank & Trust, 1.200%, 7/2/08 (a)	$1,000,000
37,200,000	Missouri State, HEFA, Revenue, BJC Health System, SPA-U.S. Bank N.A.,
	1.400%, 7/3/08 (a)	37,200,000
600,000	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-
	Collateralized, 1.570%, 7/3/08 (a)	600,000
	St. Louis County, MO, IDA:
4,000,000	MFH Revenue, Black Forest Apartments Project, FNMA, LIQ-FNMA,
	1.650%, 7/3/08 (a)(b)	4,000,000
9,500,000	Parque Carondelet Apartment Project, LIQ-FHLMC, 1.650%, 7/3/08 (a)(b)	9,500,000
18,000,000	Pelican Cove Project, LIQ-FNMA, 1.530%, 7/3/08 (a)	18,000,000
10,000,000	Refunding, Merchandise Mart, LIQ-FHLMC, 1.610%, 7/3/08 (a)(b)	10,000,000
	Total Missouri	111,765,000
Montana — 0.1%
15,200,000	Montana Facility Finance Authority Revenue, Sisters of Charity of
	Leavenworth Health System SPA-JPMorgan Chase, 1.530%, 7/2/08 (a)	15,200,000
Nebraska — 0.8%
	American Public Energy Agency, NE, Gas Supply Revenue:
5,497,000	National Public Gas Agency Project, SPA-Societe Generale, 1.400%,
	7/3/08 (a)	5,497,000
4,000,000	National Public Gas Agency, SPA-Societe Generale, 1.400%, 7/3/08 (a)	4,000,000
12,239,000	SPA-Societe Generale, 1.400%, 7/3/08 (a)	12,239,000
8,375,000	Nebraska Elementary & Secondary School Finance Authority, Education
	Facilities Revenue, Lutheran School Project Fund, LOC-Fifth Third
	Bank, 2.230%, 7/1/08 (a)	8,375,000
47,900,000	Nebraska Public Power District, 2.100% due 7/1/08	47,900,000
10,000,000	Scotts Bluff County, NE, Hospital Authority, Revenue, Refunding, Regional
	West Medical Center, LOC-Keybank N.A., 1.550%, 7/3/08 (a)	10,000,000
	Total Nebraska	88,011,000
Nevada — 1.2%
	Carson City, NV, Hospital Revenue:
9,200,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 1.500%, 7/3/08 (a)	9,200,000
29,900,000	Tahoe Hospital Project, LOC-U.S. Bank, 1.500%, 7/3/08 (a)	29,900,000
	Clark County, NV:
7,000,000	1.700% due 8/4/08	7,000,000
	Airport Revenue, LOC-Landesbank Baden-Wurttemberg:
6,500,000	1.540%, 7/2/08 (a)	6,500,000
10,000,000	1.750%, 7/2/08 (a)(b)	10,000,000
	Las Vegas Valley, NV, Water District:
23,700,000	1.600% due 7/4/08	23,700,000
8,500,000	1.720% due 10/1/08	8,500,000
1,900,000	GO, Water Improvement, SPA-Dexia Credit Local, 1.850%, 7/1/08 (a)	1,900,000
5,700,000	Nevada Housing Division, Multi-Family Unit Housing, Mesquite Apartments
	B, 1.750%, 7/2/08 (a)(b)	5,700,000
	Tuckee Meadows, NV, Water Authority:
5,950,000	2.000% due 8/4/08	5,950,000
7,157,000	1.650% due 10/7/08	7,157,000
10,250,000	1.850% due 3/2/09	10,250,000
	Total Nevada	125,757,000
New Hampshire — 0.8%
10,870,000	New Hampshire Health & Education Authority Hospital Revenue, Wentworth
	Douglass Hospital, Radian, LOC-JPMorgan Chase, 2.430%, 7/1/08 (a)	10,870,000

See Notes to Schedule of Investments.

18

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
New Hampshire — 0.8% (continued)
	New Hampshire HEFA Revenue:
$ 12,195,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 1.560%,
	7/3/08 (a)	$12,195,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase, 1.550%, 7/3/08 (a)	25,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 1.650%, 7/3/08 (a)(b)	14,000,000
1,600,000	Luminescent Systems Inc., LOC-HSBC Holding PLC, 1.900%, 7/2/08 (a)(b)	1,600,000
22,950,000	New Hampshire State, HEFA Revenue, Dartmouth College, SPA-JPMorgan
	Chase, 1.550%, 7/2/08 (a)	22,950,000
	Total New Hampshire	86,615,000
New Jersey — 0.9%
15,247,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	15,306,502
4,905,000	New Jersey Building Authority, State Building Revenue, LOC- Bank of New
	York, 1.380%, 7/2/08 (a)	4,905,000
2,305,000	New Jersey EDA Revenue, Refunding, Senior Mortgage Arbor Glen, LOC-
	Sovereign Bank FSB & Lloyds TSB Bank PLC, 1.150%, 7/2/08 (a)	2,305,000
140,000	New Jersey EFA Revenue, Refunding, Princeton University, 2.150%, 7/1/08 (a)	140,000
	New Jersey Health Care Facilities Financing Authority Revenue:
395,000	LOC-Wachovia Bank N.A., 1.520%, 7/3/08 (a)	395,000
650,000	Meridian Health Systems, LOC-JPMorgan Chase, 1.600%, 7/3/08 (a)	650,000
200,000	New Jersey State EFA Revenue, Institute of Advanced Study, SPA-Wachovia
	Bank N.A., 1.250%, 7/2/08 (a)	200,000
7,450,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit
	Local, 1.550%, 7/2/08 (a)	7,450,000
66,566,000	Newark, NJ, GO, BAN, 3.000% due 1/23/09	66,766,993
	Total New Jersey	98,118,495
New Mexico — 0.6%
10,465,000	Alamogordo, NM, Hospital Revenue, Refunding & Improvement, Gerald
	Regional, LOC-Bank of America N.A., 1.700%, 7/3/08 (a)	10,465,000
7,000,000	New Mexico Educational Assistance Foundation, Education Loan, 4.950%
	due 3/1/09 (b)	7,152,291
	New Mexico Finance Authority, State Transportation Revenue:
20,700,000	LOC-State Street Bank & Trust Co., 1.400%, 7/3/08 (a)	20,700,000
20,000,000	LOC-UBS AG, 1.650%, 7/3/08 (a)	20,000,000
7,715,000	University of New Mexico, University Revenues, SPA-Westdeutsche
	Landesbank, 1.600%, 7/2/08 (a)	7,715,000
	Total New Mexico	66,032,291
New York — 3.5%
19,000,000	Metropolitan Transit Authority NYC, TECP, LOC-ABN AMRO Bank NY,
	3.050% due 7/8/08	19,000,000
12,880,000	MTA, NY, Revenue, LOC-BNP Paribas, 2.000%, 7/1/08 (a)	12,880,000
33,000,000	New York City, 1.800% due 7/7/08	33,000,000
	New York City, NY:
61,500,000	HDC, Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 1.580%, 7/2/08 (a)(b)	61,500,000
20,000,000	IDA, 1 Bryant Park LLC, LOC-Bank of America NA, Bank of New
	York, GIC-Bayerische Landesbank, 1.550%, 7/2/08 (a)	20,000,000
	Municipal Water Finance Authority, Water & Sewer Revenue:
6,900,000	SPA-BNP Paribas, 1.400%, 7/3/08 (a)	6,900,000
1,900,000	SPA-JPMorgan Chase, 1.350%, 7/3/08 (a)	1,900,000
4,550,000	TFA, Future Tax Secured, Revenue, SPA-Dexia Credit Local, 1.150%,
	7/2/08 (a)	4,550,000

See Notes to Schedule of Investments.

19

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
New York — 3.5% (continued)
	New York City, NY, GO:
$ 11,130,000	AMBAC, SPA-Bank of Nova Scotia, 2.500%, 7/3/08 (a)	$11,130,000
33,000,000	LIQ-Bank of America N.A., 2.400%, 7/1/08 (a)	33,000,000
950,000	LIQ-Dexia Credit Local, 2.000%, 7/1/08 (a)	950,000
	Subordinated:
13,600,000	LOC-Bank of New York, 1.340%, 7/2/08 (a)	13,600,000
6,595,000	LOC-Bank of Nova Scotia, 1.550%, 7/2/08 (a)	6,595,000
18,700,000	LOC-BNP Paribas, 1.430%, 7/2/08 (a)	18,700,000
6,500,000	New York State HFA, Historic Front Street, LOC-Bank of New York,
	1.430%, 7/2/08 (a)	6,500,000
11,175,000	New York State LGAC, SPA-Royal Bank of Canada, 1.470%, 7/3/08 (a)	11,175,000
13,000,000	New York State Power Authority, 1.620% due 10/7/08	13,000,000
11,800,000	New York State Urban Development Corp., SVC Contract, LOC-TD
	Banknorth N.A., 1.450%, 7/3/08 (a)	11,800,000
25,100,000	New York, NY, GO, A-7, JPMorgan Guaranty Trust, 1.700%, 7/1/08 (a)	25,100,000
11,300,000	New York, NY, HDC, MFH, Revenue, 90 West St., LIQ-FNMA, 1.450%,
	7/2/08 (a)	11,300,000
44,100,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, SPA-ABN
	AMRO Bank N.V., 1.410%, 7/3/08 (a)	44,100,000
1,500,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
	Wachovia Bank, 1.450%, 7/3/08 (a)	1,500,000
	Total New York	368,180,000
North Carolina — 5.1%
	Board of Governors University:
5,650,000	1.590% due 7/10/08	5,650,000
28,100,000	1.650% due 10/7/08	28,100,000
15,187,000	1.620% due 11/6/08	15,187,000
14,850,000	Buncombe County, NC, GO, SPA-Wachovia Bank, 1.520%, 7/3/08 (a)	14,850,000
	Charlotte, NC:
11,387,000	2.600% due 7/24/08	11,387,000
13,664,000	1.400% due 8/6/08	13,664,000
12,332,000	2.000% due 8/15/08	12,332,000
	Charlotte, NC, COP:
4,515,000	Governmental Facilities, SPA-Bank of America N.A., 1.550%, 7/3/08 (a)	4,515,000
6,300,000	Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.,
	1.550%, 7/3/08 (a)	6,300,000
1,595,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System
	Revenue, FSA, SPA-Dexia Credit Local, 1.470%, 7/3/08 (a)	1,595,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-
	Fifth Third Bank, 1.590%, 7/4/08 (a)(b)	7,700,000
	Guilford County, NC, GO:
20,155,000	SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	20,155,000
4,190,000	SPA-Wachovia Bank, 1.550%, 7/3/08 (a)	4,190,000
	Mecklenburg County, NC, COP:
21,715,000	SPA-Depfa Bank PLC, 1.450%, 7/3/08 (a)	21,715,000
	SPA-Landesbank Hessen-Thuringen:
16,995,000	2.100%, 7/1/08 (a)	16,995,000
1,775,000	1.450%, 7/3/08 (a)	1,775,000
365,000	SPA-Wachovia Bank N.A., 1.450%, 7/3/08 (a)	365,000
	New Hanover County, NC, Hospital Revenue:
10,750,000	Refunding, New Hanover Regional Medical, FSA, SPA-Wachovia Bank
	N.A., 1.200%, 7/2/08 (a)	10,750,000
5,860,000	Refunding, New Hanover Regional, FSA, SPA-Wachovia Bank, 1.700%,
	7/2/08 (a)	5,860,000

See Notes to Schedule of Investments.

20

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
North Carolina — 5.1% (continued)
$ 700,000	North Carolina Agricultural Financial Authority, Agricultural Development
	Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 1.620%,
	7/3/08 (a)(b)	$700,000
	North Carolina Capital Facilities Finance Agency:
	Educational Facilities Revenue:
2,500,000	Duke School For Children, LOC-Bank of America, 1.550%, 7/3/08 (a)	2,500,000
4,500,000	High Point University Project, LOC-Branch Banking & Trust,
	1.610%, 7/3/08 (a)	4,500,000
10,650,000	Mars Hill College, LOC-Wachovia Bank N.A., 1.470%, 7/3/08 (a)	10,650,000
6,165,000	Shaw University, LOC-Bank of America, 1.550%, 7/3/08 (a)	6,165,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust,
	1.610%, 7/3/08 (a)	3,000,000
17,000,000	Revenue, YMCA of the Triangle Area, LOC-Wachovia Bank N.A.,
	1.550%, 7/3/08 (a)	17,000,000
5,000,000	Solid Waste Disposal Revenue, Duke Energy Carolinas Project, LOC-
	Wachovia Bank, 1.700%, 7/3/08 (a)(b)	5,000,000
5,215,000	North Carolina Capital Facilities Finance Agency Revenue, Elon University,
	LOC-Bank of America N.A., 1.550%, 7/2/08 (a)	5,215,000
1,350,000	North Carolina Educational Facilities Finance Agency Revenue, Providence
	Day School, LOC-Bank of America, 1.550%, 7/3/08 (a)	1,350,000
7,185,000	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia Bank,
	1.500%, 7/3/08 (a)	7,185,000
	North Carolina HFA:
8,610,000	Home Ownership, FSA, SPA-Bank of America, 1.700%, 7/2/08 (a)(b)	8,610,000
1,500,000	Home Ownership, 1998 TR-19C, LIQ-Bank of America, 1.700%, 7/2/08 (a)(b)	1,500,000
5,625,000	North Carolina Housing Finance Agency, Home Ownership, LIQ-Bank of
	America N.A., 1.700%, 7/2/08 (a)(b)	5,625,000
	North Carolina Medical Care Commission:
	Health Care Facilities Revenue:
22,815,000	Carol Woods Project, Radian, LOC-Branch Banking & Trust,
	2.100%, 7/1/08 (a)	22,815,000
500,000	Novant Health Group, SPA-JPMorgan Chase, 8.000%, 7/2/08 (a)	500,000
	Hospital Revenue:
39,040,000	Baptist Hospitals Project, SPA-Wachovia Bank, 1.450%, 7/2/08 (a)	39,040,000
19,520,000	North Carolina Baptist Hospital Project, SPA-Wachovia Bank,
	1.450%, 7/3/08 (a)	19,520,000
15,000,000	Retirement Facilities Revenue, Carolina Village, LOC-Wachovia Bank
	N.A., 1.500%, 7/3/08 (a)	15,000,000
	North Carolina Medical Care Community, Health Care Facilities Revenue:
17,400,000	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A.,
	2.100%, 7/1/08 (a)	17,400,000
5,770,000	Watauga Medical Center Project, LOC-Wachovia Bank N.A., 1.470%,
	7/3/08 (a)	5,770,000
	North Carolina State, GO:
22,285,000	Public Improvement, SPA-Landesbank Hessen-Thurgin, 1.300%, 7/2/08 (a)	22,285,000
9,800,000	Refunding, LOC-Landesbank Baden-Wurttemberg, 1.700%, 7/2/08 (a)	9,800,000
8,205,000	SPA-Bayerische Landesbank, 1.500%, 7/2/08 (a)	8,205,000
	Piedmont, NC, Triad Airport Authority, Revenue:
5,000,000	LOC-Branch Banking & Trust, 1.550%, 7/3/08 (a)	5,000,000
5,515,000	Refunding, LOC-Branch Banking & Trust, 1.700%, 7/3/08 (a)(b)	5,515,000
40,000,000	Raleigh Durham, NC, Airport Authority Airport Revenue, SPA-Bank of
	America N.A., 1.700%, 7/3/08 (a)(b)	40,000,000
3,000,000	Raleigh, NC, COP, Downtown Improvement Project, SPA-Depfa Bank PLC,
	1.540%, 7/2/08 (a)	3,000,000

See Notes to Schedule of Investments.

21

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
North Carolina — 5.1% (continued)
$ 2,600,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft
	Corp. Inc. Facility, LOC-PNC Bank N.A., 1.570%, 7/4/08 (a)(b)	$2,600,000
17,610,000	Union County, NC, GO, SPA-Depfa Bank PLC, 1.440%, 7/3/08 (a)	17,610,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen, 1.440%, 7/3/08 (a)	3,310,000
14,235,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 1.440%, 7/3/08 (a)	14,235,000
	Total North Carolina	533,690,000
North Dakota — 0.2%
	North Dakota State Housing Finance Agency Revenue:
6,700,000	Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank,
	1.670%, 7/2/08 (a)(b)	6,700,000
10,500,000	Housing Finance Program, Home Mortgage, SPA-KBC Bank, 1.670%,
	7/2/08 (a)(b)	10,500,000
	Total North Dakota	17,200,000
Ohio — 3.6%
14,000,000	Akron Bath and Copley, OH, Joint Township Hospital District Revenue,
	Hospital Facilities Akron General Health, LOC-JPMorgan Chase,
	1.350%, 7/2/08 (a)	14,000,000
	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare:
7,000,000	LOC-JPMorgan Chase, 1.700%, 7/1/08 (a)	7,000,000
	LOC-Wachovia Bank N.A.:
2,680,000	1.700%, 7/1/08 (a)	2,680,000
5,000,000	1.650%, 7/2/08 (a)	5,000,000
2,000,000	Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian, LOC-
	JPMorgan Chase Bank, 2.070%, 7/1/08 (a)	2,000,000
8,265,000	American Municipal Power-Ohio Inc., Combustion Turbine Project, LOC-
	Keybank N.A., 1.590%, 7/3/08 (a)	8,265,000
	Cleveland, OH:
20,000,000	Municipal School District, GO, BAN, 4.000% due 7/30/08	20,010,430
9,975,000	Waterworks Revenue, FSA, SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	9,975,000
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, SPA-
	JPMorgan Chase, 1.550%, 7/3/08 (a)	5,000,000
5,500,000	Columbus, OH, 1.650% due 10/15/08	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank
	of New York, 1.700%, 7/2/08 (a)	1,200,000
11,215,000	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of
	Dublin, LOC-ABN AMRO, 1.500%, 7/3/08 (a)	11,215,000
2,000,000	Geauga County, OH, Revenue, South Franklin Circle Project, LOC-Keybank
	N.A., 2.940%, 7/1/08 (a)	2,000,000
4,130,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High School
	Project, LOC-Fifth Third Bank, 1.590%, 7/3/08 (a)	4,130,000
	Montgomery County, OH:
50,000,000	2.100% due 8/6/08	50,000,000
	Revenue, Catholic Health Initiatives:
5,530,000	1.500%, 7/2/08 (a)	5,530,000
17,800,000	1.600%, 7/2/08 (a)	17,800,000
	Ohio Housing Finance Agency, Mortgage Revenue:
48,175,000	Residential Mortgage, GNMA/FNMA, SPA-KBC Bank N.V., 1.600%,
	7/2/08 (a)(b)	48,175,000
6,120,000	Residential Mortgage, SPA-FHLB, 1.600%, 7/2/08 (a)(b)	6,120,000
12,000,000	Ohio State Air Quality Development Authority, PCR, FirstEnergy, LOC-
	Barclays Bank PLC, 1.550%, 7/2/08 (a)	12,000,000
9,000,000	Ohio State Air Quality Development Authority, Revenue, Refunded,
	Pollution, First Energy, LOC-Wachovia Bank N.A., 1.570%, 7/2/08 (a)(b)	9,000,000

See Notes to Schedule of Investments.

22

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Ohio — 3.6% (continued)
$ 3,400,000	Ohio State Building Authority, Refunding, State Facilities Administration
	Building Fund Project, FSA, 5.250% due 10/1/08	$3,431,859
	Ohio State Higher Educational Facilities:
7,295,000	Marietta College Project, LOC-JPMorgan Chase, 1.570%, 7/3/08 (a)	7,295,000
5,355,000	Pooled Financing Program, LOC-Fifth Third Bank, 1.570%, 7/3/08 (a)	5,355,000
37,405,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue,
	Mortgage Backed Securities, GNMA, FNMA, SPA-State Street Bank &
	Trust Co., 1.600%, 7/2/08 (a)(b)	37,405,000
	Ohio State University:
7,070,000	1.600% due 9/8/08	7,070,000
400,000	General Receipts, 1.150%, 7/2/08 (a)	400,000
1,800,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Firstenergy General Corp., LOC-Barclays Bank PLC, 1.550%,
	7/2/08 (a)	1,800,000
	Ohio State, Air Quality Development Authority Revenue:
7,000,000	Pollution Control, LOC-Barclays Bank PLC, 1.700%, 7/3/08 (a)(b)	7,000,000
27,500,000	Pollution Control-Firstenergy, LOC-Barclays Bank PLC, 1.550%, 7/1/08 (a)	27,500,000
	Ohio State, GO:
	Common Schools:
4,300,000	1.450%, 7/2/08 (a)	4,300,000
15,905,000	1.500%, 7/2/08 (a)	15,905,000
4,680,000	1.550%, 7/2/08 (a)	4,680,000
2,100,000	Refunding, 1.450%, 7/2/08 (a)	2,100,000
7,105,000	Refunding, Infrastructure Improvement, 1.450%, 7/2/08 (a)	7,105,000
	Total Ohio	377,947,289
Oklahoma — 0.6%
20,100,000	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co.
	Project, 1.580%, 7/2/08 (a)(b)	20,100,000
	Oklahoma Development Finance Authority, Health System Revenue, Integris
	Baptist Medical Center, SPA-JPMorgan Chase:
16,905,000	1.400%, 7/3/08 (a)	16,905,000
16,800,000	1.550%, 7/3/08 (a)	16,800,000
10,000,000	Oklahoma State Turnpike Authority Revenue Refunding, SPA-Lloyd's TSB
	Bank, Fortis Bank S.A. & Banco Bilbao Vizcaya Argentaria, 1.460%,
	7/3/08 (a)	10,000,000
	Total Oklahoma	63,805,000
Oregon — 3.0%
	City of Salem, OR, Water & Sewer:
20,000,000	2.650% due 7/1/08	20,000,000
20,000,000	2.700% due 7/1/08	20,000,000
17,150,000	Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc.
	Project, LOC-JPMorgan Chase, 1.700%, 7/3/08 (a)(b)	17,150,000
20,000,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen, Prerefunded 1/1/09 @
	102, 5.875% due 1/1/09 (d)(e)	20,665,608
	Medford, OR, Hospital Facilities Authority Revenue:
800,000	Cascade Manor Project, LOC-KBC Bank, 1.700%, 7/1/08 (a)	800,000
26,300,000	Rogue Valley Manor Project, Radian, LOC-JPMorgan Chase, 1.750%,
	7/1/08 (a)	26,300,000
	Multnomah County, OR, Hospital Facilities Authority Revenue:
100,000	Holladay Park Plaza Project, LOC-Allied Irish Bank PLC, 1.750%,
	7/1/08 (a)	100,000
7,000,000	Terwilliger Plaza Project, LOC-Bank of America N.A., 1.520%, 7/3/08 (a)	7,000,000

See Notes to Schedule of Investments.

23

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Oregon — 3.0% (continued)
$ 600,000	Oregon State, Veterans Welfare, SPA-Dexia Credit Local, 1.800%, 7/1/08 (a)(b)	$600,000
	Oregon State Department of Transportation Highway User Tax Revenue,
	Subordinated Lien:
1,400,000	LIQ-Dexia Credit Local, 1.450%, 7/3/08 (a)	1,400,000
135,000	LOC-Dexia Credit Local, 1.430%, 7/3/08 (a)	135,000
1,400,000	SPA-Dexia Credit Local, 1.450%, 7/3/08 (a)	1,400,000
	Oregon State Facilities Authority Revenue:
2,100,000	Episcopal School Projects, LOC-U.S. Bank, 1.650%, 7/3/08 (a)	2,100,000
9,000,000	Peacehealth, LOC-Wells Fargo Bank N.A., 1.550%, 7/3/08 (a)	9,000,000
20,610,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 1.650%, 7/3/08 (a)	20,610,000
	Oregon State GO:
55,000,000	TAN, 3.000% due 6/30/09	55,700,700
	Veterans Welfare, SPA-Dexia Credit Local:
5,000,000	1.700%, 7/1/08 (a)	5,000,000
1,525,000	1.700%, 7/1/08 (a)	1,525,000
8,700,000	1.430%, 7/2/08 (a)	8,700,000
3,150,000	1.430%, 7/2/08 (a)	3,150,000
	Oregon State Housing & Community Services:
	Revenue:
2,900,000	Redwood Park Apartments, FNMA-Collateralized, LIQ-FNMA,
	1.650%, 7/3/08 (a)(b)	2,900,000
	Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	1.750%, 7/2/08 (a)(b)	5,000,000
5,000,000	1.750%, 7/3/08 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co., 1.750%,
	7/2/08 (a)(b)	10,500,000
25,000,000	Oregon State, Housing & Community Services Department Mortgage
	Revenue, Single Family Mortgage Program, SPA-KBC Bank N.V.,
	1.750%, 7/3/08 (a)(b)	25,000,000
41,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk
	Terminal, LOC-Canadian Imperial Bank, 1.750%, 7/3/08 (a)(b)	41,000,000
	Total Oregon	310,736,308
Pennsylvania — 5.7%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue:
3,500,000	Carnegie Mellon University, SPA-Bank of New York, 1.550%,
	7/1/08 (a)	3,500,000
1,600,000	Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen,
	1.550%, 7/1/08 (a)	1,600,000
6,000,000	IDA, Little Sisters of the Poor, 1.540%, 7/3/08 (a)	6,000,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority
	Revenue, Refunding, Asbury Place, LOC-Fifth Third Bank, 1.590%,
	7/3/08 (a)	4,570,000
11,635,000	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia, 1.650%,
	7/1/08 (a)	11,635,000
	Cumberland County, PA, Municipal Authority Revenue:
11,500,000	Diakon Lutheran Social Ministries, Radian, LOC-Wachovia Bank N.A.,
	1.500%, 7/3/08 (a)	11,500,000
19,000,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 1.530%,
	7/3/08 (a)	19,000,000
15,110,000	Delaware Valley, PA, Regional Financial Authority, Local Government
	Revenue, LOC-Bayerische Landesbank, 1.200%, 7/2/08 (a)	15,110,000
3,600,000	Downingtown, PA, Area School District, GO, FSA St. Aid Withholding,
	SPA-Dexia Credit Local, 1.500%, 7/2/08 (a)	3,600,000
8,100,000	Emmaus, PA, General Authority Revenue, LOC-Depfa Bank PLC, 1.500%,
	7/2/08 (a)	8,100,000

See Notes to Schedule of Investments.

24

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Pennsylvania — 5.7% (continued)
$ 8,050,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 1.500%,
	7/3/08 (a)	$8,050,000
20,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 1.540%, 7/3/08 (a)	20,000,000
6,650,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank
	NA, 1.570%, 7/3/08 (a)	6,650,000
11,980,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit
	Local, 1.700%, 7/3/08 (a)	11,980,000
1,500,000	Indiana County, PA, IDA, PCR, Refunding Exelon Generation, LOC-BNP
	Paribas, 2.920%, 7/1/08 (a)(b)	1,500,000
3,150,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	1.700%, 7/3/08 (a)	3,150,000
	Lancaster County, PA, Hospital Authority Revenue:
4,575,000	Masonic Homes Project, LOC-JPMorgan Chase, 2.100%, 7/1/08 (a)	4,575,000
19,780,000	Masonic Homes Project, LOC-Wachovia Bank N.A., 2.100%, 7/1/08 (a)	19,780,000
	Lancaster County, PA:
600,000	Convention Center Authority, LOC-Wachovia Bank N.A., 1.480%,
	7/3/08 (a)	600,000
6,300,000	GO, SPA-Dexia Credit Local, 1.540%, 7/3/08 (a)	6,300,000
17,165,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada, 1.700%, 7/3/08 (a)	17,165,000
24,630,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 1.700%, 7/3/08 (a)	24,630,000
3,900,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	1.570%, 7/3/08 (a)	3,900,000
3,700,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank
	N.A., 1.540%, 7/3/08 (a)	3,700,000
10,000,000	Moon IDA, First Mortgage Revenue, Providence Point Project, LOC-Bank of
	Scotland, 1.400%, 7/3/08 (a)	10,000,000
11,900,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-
	PNC Bank, 1.540%, 7/3/08 (a)	11,900,000
8,205,000	North Lebanon, PA, Municipal Sewer Revenue, FSA, SPA-Dexia Credit
	Local, 1.700%, 7/3/08 (a)	8,205,000
250,000	Northampton County, PA, General Purpose Authority Revenue, Higher
	Education Lehigh University, SPA- JPMorgan Chase, 1.600%, 7/3/08 (a)	250,000
	Pennsylvania Higher EFA:
9,300,000	AMBAC, LIQ-PNC Bank, 1.540%, 7/3/08 (a)	9,300,000
8,000,000	College & University Revenues, St. Joseph's University, LOC-Allied
	Irish Bank PLC, 1.450%, 7/2/08 (a)	8,000,000
	Pennsylvania Housing Finance Agency:
5,000,000	Rental Housing, SPA-Bank of America N.A., 1.550%, 7/2/08 (a)	5,000,000
	Single Family Mortgage:
2,080,000	SPA-Landesbank Hessen, 1.500%, 7/2/08 (a)(b)	2,080,000
25,020,000	SPA-Landesbank Hessen-Thuringen, 1.500%, 7/2/08 (a)(b)	25,020,000
	Pennsylvania State:
11,415,000	GO, 5.000% due 10/1/08	11,456,869
300,000	HEFA Revenue, Refunding, Carnegie Mellon University, SPA-Morgan
	Guaranty Trust, 1.650%, 7/1/08 (a)	300,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	1.700%, 7/3/08 (a)	30,795,000
	Revenue:
21,870,000	FSA, SPA-JPMorgan Chase, 1.500%, 7/3/08 (a)	21,870,000
7,300,000	SPA-Bayerische Landesbank, 1.550%, 7/2/08 (a)	7,300,000
20,000,000	SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	20,000,000
	Philadelphia, PA:
	Authority for IDR:

See Notes to Schedule of Investments.

25

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Pennsylvania — 5.7% (continued)
$ 1,600,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,
	1.650%, 7/1/08 (a)	$1,600,000
2,345,000	Pooled Loan Program, LOC-Citizens Bank, 1.400%, 7/3/08 (a)	2,345,000
4,070,000	Revenue, Settlement Music School Project, LOC-Allied Irish Bank
	PLC, 1.800%, 7/3/08 (a)	4,070,000
25,000,000	Authority for Industrial Development Lease Revenue, LOC-JPMorgan
	Chase, Bank of New York, 1.500%, 7/3/08 (a)	25,000,000
	Gas Works Revenue:
4,775,000	LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 1.500%, 7/3/08 (a)	4,775,000
12,700,000	SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank,
	1.500%, 7/3/08 (a)	12,700,000
15,900,000	Multi Modal Refunding, 1.700%, 7/3/08 (a)	15,900,000
10,000,000	School District, GO, LOC-Commerce Bank N.A., 1.550%, 7/3/08 (a)	10,000,000
89,800,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 1.550%, 7/3/08 (a)	89,800,000
9,270,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, Refunding, First
	Lien, FSA, SPA-JPMorgan Chase, 1.200%, 7/3/08 (a)	9,270,000
5,600,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 1.600%,
	7/2/08 (a)	5,600,000
600,000	Schuylkill County, PA, IDA, Resource Recovery Revenue, Northeastern
	Power, LOC-Dexia Credit Local, 2.150%, 7/1/08 (a)(b)	600,000
	University of Pittsburgh, PA:
	Commonwealth System of Higher Education:
800,000	Refunding University Capital Project, 1.500%, 7/3/08 (a)	800,000
	University Capital Project, SPA-Depfa Bank PLC:
7,300,000	1.520%, 7/2/08 (a)	7,300,000
5,700,000	1.600%, 7/2/08 (a)	5,700,000
10,300,000	Various Refunding University Capital Project, SPA-Fortis Bank & Banco
	Bilbao Vizcaya, 1.600%, 7/3/08 (a)	10,300,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 1.570%, 7/3/08 (a)	7,000,000
1,300,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 1.700%, 7/3/08 (a)	1,300,000
	Total Pennsylvania	602,131,869
Rhode Island — 0.7%
9,935,000	Bristol, RI, GO, BAN, 3.000% due 2/18/09	10,021,766
	Rhode Island Health & Educational Building Corp.:
6,075,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode
	Island, 1.550%, 7/2/08 (a)	6,075,000
8,745,000	St. George's School, LIQ-Bank of America, 1.700%, 7/2/08 (a)	8,745,000
20,000,000	Rhode Island Housing & Mortgage Finance Corp., Groves at Johnston
	Project, LOC-Keybank, 1.600%, 7/3/08 (a)(b)	20,000,000
4,115,000	Rhode Island State & Providence Plantations, Consolidated Capital
	Development Loan, SPA-Landesbank Hessen-Thuringen, 1.800%, 7/2/08 (a)	4,115,000
	Rhode Island State Health & Educational Building Corp., Revenue:
7,600,000	Hospital Financing Care New England, LOC-JPMorgan Chase, 1.550%,
	7/3/08 (a)	7,600,000
8,200,000	Ocean State Assisted Living, LOC-Sovereign Bank FSB, Bank of New
	York, 1.450%, 7/2/08 (a)	8,200,000
	Rhode Island State IFC:
3,900,000	Marine Term Revenue, ExxonMobil Project, 1.950%, 7/1/08 (a)	3,900,000
975,000	Mathews Realty LLC, LOC-State Street Bank & Trust Co., 1.750%,
	7/2/08 (a)(b)	975,000
	Total Rhode Island	69,631,766

See Notes to Schedule of Investments.

26

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
South Carolina — 1.1%
$ 4,300,000	Charleston County, SC, Hospital Facilities Revenue, CareAlliance Health
	Services, LOC-Bank of America, 2.550%, 7/1/08 (a)	$4,300,000
	Charleston, SC, Waterworks & Sewer Revenue:
12,030,000	Capital Improvement, SPA-Wachovia Bank, 1.550%, 7/3/08 (a)	12,030,000
5,995,000	Refunding & Capital Improvement, 5.250% due 1/1/09	6,122,254
1,885,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	1.550%, 7/2/08 (a)	1,885,000
17,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
	LOC-SunTrust Bank, 1.530%, 7/3/08 (a)	17,500,000
8,300,000	South Carolina EFA for Private Non-Profit Institutions, Columbia College
	Project, LOC-Bank of America, 1.600%, 7/3/08 (a)	8,300,000
	South Carolina Jobs EDA:
3,500,000	Christ Church Episcopal, LOC-Wachovia Bank, 1.520%, 7/3/08 (a)	3,500,000
1,700,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 1.680%, 7/2/08 (a)(b)	1,700,000
4,900,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 1.550%, 7/3/08 (a)	4,900,000
5,700,000	Health Sciences Medical University, LOC-Wachovia Bank, 1.520%,
	7/3/08 (a)	5,700,000
2,400,000	Revenue, Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells
	Fargo Bank N.A., 1.650%, 7/3/08 (a)(b)	2,400,000
17,250,000	South Carolina State Housing Finance & Development Authority Multi-
	Family Revenue, Improvement Bayside Apartments Project, LOC-
	Wachovia Bank N.A., 1.600%, 7/3/08 (a)(b)	17,250,000
	South Carolina, EFA, Private Non-Profit Institutions:
1,900,000	Furman University, SPA-Wachovia Bank N.A., 2.100%, 7/1/08 (a)	1,900,000
10,000,000	Presbyterian College Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	10,000,000
3,855,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	1.550%, 7/3/08 (a)	3,855,000
5,960,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
	1.570%, 7/3/08 (a)	5,960,000
4,600,000	University of South Carolina, School of Medicine, Education Trust Revenue
	Healthcare Facilities, LOC-Wachovia Bank, 1.500%, 7/3/08 (a)	4,600,000
	Total South Carolina	111,902,254
South Dakota — 0.7%
7,810,000	South Dakota Economic Development Finance Authority, Hastings Filters
	Inc., 1.900%, 7/3/08 (a)(b)	7,810,000
	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen:
10,000,000	1.400%, 7/2/08 (a)	10,000,000
42,680,000	1.750%, 7/2/08 (a)(b)	42,680,000
7,300,000	1.400%, 7/3/08 (a)	7,300,000
9,000,000	South Dakota State, HEFA Revenue, Avera Health, LOC-U.S. Bank NA,
	1.650%, 7/3/08 (a)	9,000,000
	Total South Dakota	76,790,000
Tennessee — 1.7%
	Chattanooga, TN:
13,500,000	Health Educational & Housing Facilities Board Revenue, Girls'
	Preparatory School, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	13,500,000
8,700,000	IDB Revenue, YMCA Metropolitan Chattanooga Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	8,700,000
	Clarksville, TN, PBA:
	LOC-SunTrust Bank:
14,145,000	1.530%, 7/3/08 (a)	14,145,000
3,750,000	1.530%, 7/3/08 (a)(d)	3,750,000

See Notes to Schedule of Investments.

27

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Tennessee — 1.7% (continued)
$ 3,345,000	Tennessee Municipal Bond Fund, LOC-Bank of America, 1.550%, 7/3/08 (a)(d)	$3,345,000
10,000,000	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	10,000,000
8,900,000	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding
	& Improvement Laughlin Memorial, LOC-SunTrust Bank, 1.530%,
	7/2/08 (a)	8,900,000
7,500,000	Jefferson County, TN, Health & Education Facilities, Carson Newman
	College, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	7,500,000
4,200,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital
	Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden, 1.500%,
	7/2/08 (a)	4,200,000
1,620,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-
	SunTrust Bank, 1.530%, 7/2/08 (a)	1,620,000
12,000,000	Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc.
	Project, LOC-Wachovia Bank N.A., 1.620%, 7/3/08 (a)(b)	12,000,000
	Metropolitan Government Nashville & Davidson County, TN:
11,665,000	Health & Educational Facilities Board, Revenue, Educational Facilities,
	Belmont University Project, LOC-SunTrust Bank, 1.500%, 7/2/08 (a)	11,665,000
9,575,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
	1.530%, 7/2/08 (a)	9,575,000
4,600,000	IDB, Revenue, Trevecca Nazarene University Project, LOC-SunTrust
	Bank, 1.530%, 7/2/08 (a)	4,600,000
	Montgomery County, TN:
25,000,000	BAN, 1.650% due 8/5/08	25,000,000
	Public Building Authority:
7,720,000	Pooled Financing, Tennessee County Loan Pool, 1.550%, 7/3/08 (a)	7,720,000
7,290,000	Revenue, Tennessee County Loan Pool, LOC-Bank of America,
	1.550%, 7/3/08 (a)(d)	7,290,000
7,225,000	Shelby County, TN, Health Educational & Housing Facilities Board,
	Revenue, Trezevant Manor Project, LOC-LaSalle Bank N.A., 1.550%,
	7/3/08 (a)	7,225,000
13,780,000	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue,
	Tusculum College Project, LOC-SunTrust Bank, 1.530%, 7/2/08 (a)	13,780,000
	Total Tennessee	174,515,000
Texas — 11.9%
	Austin, TX:
9,765,000	2.000% due 7/8/08	9,765,000
10,000,000	2.000% due 7/15/08	10,000,000
2,975,000	1.900% due 7/16/08	2,975,000
5,977,000	0.950% due 8/4/08	5,977,000
43,743,000	1.650% due 8/4/08	43,743,000
9,125,000	GO, Public Property Finance, 3.500% due 9/1/08	9,153,124
4,110,000	GO, COP, LOC-JPMorgan, Baygrische Landesbank, State Street Bank,
	5.250% due 9/1/08	4,120,736
15,000,000	ISD, 1.600% due 7/23/08	15,000,000
15,500,000	Water & Wastewater System Revenue, LOC-Dexia Bank, 1.400%, 7/3/08 (a)	15,500,000
1,000,000	Calhoun County, TX, Naval District, Formosa Plastics Corp. Project, LOC-
	Wachovia Bank N.A., 1.560%, 7/3/08 (a)(b)	1,000,000
11,000,000	Capital Area Housing Finance Corp., Cypress Creek At River Apartment,
	LOC-Citibank N.A., 1.660%, 7/2/08 (a)(b)	11,000,000
8,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 1.530%, 7/3/08 (a)	8,900,000
7,000,000	Crawford, TX, Education Facilities Corp., Concordia University, LOC-
	Wachovia Bank N.A., 1.470%, 7/3/08 (a)	7,000,000
10,000,000	Dallas Area Rapid Transit, 1.750% due 12/2/08	10,000,000
3,885,000	Dallas, TX, ISD, GO, Refunding, PSFG, 5.250% due 8/15/08	3,902,876

See Notes to Schedule of Investments.

28

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Texas — 11.9% (continued)
$ 50,000,000	Garland, TX, GO, 1.600% due 7/22/08	$50,000,000
36,800,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue,
	Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 2.300%,
	7/1/08 (a)	36,800,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 1.850%
	due 12/1/08 (c)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:
5,000,000	Amoco Oil Co. Project, Water Pollution Control Contract Revenue,
	3.100% due 7/15/08 (c)	5,000,854
9,200,000	BP Amoco Oil Co. Project, 2.100% due 10/1/08 (b)(c)	9,200,000
	Environmental Facilities Revenue:
3,200,000	BP Product North America Project, 2.200%, 7/1/08 (a)(b)	3,200,000
23,000,000	Exxon Mobil Project, 2.100%, 7/1/08 (a)(b)	23,000,000
21,500,000	Gulf Coast, TX, IDA, Exempt Facilities Revenue, BP Global Power Corp.
	Project, 2.200%, 7/1/08 (a)(b)	21,500,000
	Harris County, TX:
	Flood Control District:
4,400,000	1.900% due 7/10/08	4,400,000
14,730,000	2.000% due 7/10/08	14,730,000
	GO:
2,905,000	Refunding Contract, 4.000% due 10/1/08	2,926,712
14,200,000	Refunding Contract, SPA-Dexia Credit Local, 1.500%, 7/3/08 (a)	14,200,000
5,555,000	GO, Refunding, Permanent Improvement, 4.000% due 10/1/08	5,596,518
13,100,000	Health Facilities Development Corp. Hospital Revenue, Baylor College
	of Medicine, LOC-Compass Bank, 1.500%, 7/2/08 (a)	13,100,000
	Health Facilities Development Corp. Revenue:
10,000,000	Methodist Hospital, FSA, 1.700% due 7/1/08	10,000,000
31,430,000	Refunding, Methodist Hospital Systems LOC-Landesbank Hessen-
	Thuringen, 1.480%, 7/3/08 (a)	31,430,000
	IDC, PCR:
100,000	2.330%, 7/1/08 (a)	100,000
15,300,000	Exxon Project, 2.100%, 7/1/08 (a)(b)	15,300,000
8,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP
	Paribas, 1.520%, 7/3/08 (a)	8,000,000
6,020,000	Housing Options Inc., Texas Multi-Family Revenue, Housing Mill City,
	LOC-Bank of America N.A., 1.700%, 7/3/08 (a)(b)	6,020,000
	Houston, TX:
10,000,000	0.900% due 7/2/08	10,000,000
10,000,000	2.000% due 7/10/08	10,000,000
10,000,000	2.250% due 7/10/08	10,000,000
5,000,000	1.550% due 9/8/08	5,000,000
11,800,000	1.700% due 10/1/08	11,800,000
30,000,000	1.750% due 10/1/08	30,000,000
27,750,000	1.650% due 11/6/08	27,750,000
	GO, Refunding, Public Improvement:
8,115,000	FSA, 5.500% due 3/1/09	8,351,427
13,100,000	MBIA, 5.000% due 3/1/09	13,393,698
3,870,000	Higher Education Finance Corp., Higher Education Revenue, Refunding,
	William Marsh Rice University Project, SPA-JPMorgan Chase,
	1.350%, 7/2/08 (a)	3,870,000
19,000,000	Utility System Revenue, Refunding, First Lien, LOC-Bank of America
	N.A., Bank of New York, Dexia Credit Local, State Street Bank &
	Trust Co., 1.550%, 7/3/08 (a)	19,000,000
	Katy, TX, ISD:
13,500,000	GO, PSFG, SPA-Bank of America, 1.530%, 7/3/08 (a)	13,500,000
23,950,000	School Building SPA-Bank Of America, 1.530%, 7/3/08 (a)	23,950,000

See Notes to Schedule of Investments.

29

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Texas — 11.9% (continued)
$ 10,050,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA- Bank of America
	N.A., 1.530%, 7/3/08 (a)	$10,050,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase, 1.750%, 7/2/08 (a)(b)	3,200,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 1.700%, 7/3/08 (a)(b)	10,000,000
17,000,000	North Texas Higher Education Authority, Student Loan, LOC-Bank of
	America & Dexia Credit Local, 1.700%, 7/2/08 (a)(b)	17,000,000
55,250,000	North Texas Tollway Authority, 1.600% due 11/4/08	55,250,000
10,000,000	Northern Texas Higher Education Authority, Student Loan Revenue, LOC-
	Lloyds Bank PLC, 1.850%, 7/2/08 (a)(b)	10,000,000
31,570,000	Pasadena, TX, ISD, GO, FSA, SPA-Bank of America NA, 1.530%, 7/3/08 (a)	31,570,000
2,280,000	Plano, TX, ISD, GO, PSFG, 3.000% due 2/15/09	2,298,934
	San Antonio, TX:
	Electric:
52,050,000	1.720% due 10/1/08	52,050,000
5,000,000	1.700% due 11/6/08	5,000,000
6,830,000	Electric and Gas Revenue, Refunding Systems, 5.250% due 2/1/09	6,974,648
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 1.700%, 7/3/08 (a)(b)	4,000,000
12,900,000	Water Systems, 1.850% due 7/1/08	12,900,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General
	Electric, 1.650%, 7/3/08 (a)(b)	5,150,000
288,000	Southwest Higher Education Authority Inc., Southern Methodist University,
	SPA-Bank of New York, 1.600%, 7/2/08 (a)	288,000
7,500,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 1.550%, 7/3/08 (a)	7,500,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp.:
63,450,000	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan
	Chase, 1.450%, 7/2/08 (a)	63,450,000
9,810,000	Retirement Facility, Refunding, Northwest Senior Edgemere Project,
	LOC-Lasalle Bank NA, 1.500%, 7/3/08 (a)	9,810,000
	Texas State:
	GO, Veterans Housing Assistance, SPA-Depfa Bank PLC:
25,000,000	1.630%, 7/2/08 (a)(b)	25,000,000
9,075,000	1.750%, 7/2/08 (a)(b)	9,075,000
41,330,000	Mobility Fund, SPA-Depfa Bank PLC, 1.700%, 7/2/08 (a)	41,330,000
75,000,000	TRAN, 4.500% due 8/28/08	75,091,726
20,860,000	Veterans Housing Assistance, SPA-Dexia Credit Local, 1.750%, 7/2/08 (a)(b)	20,860,000
14,250,000	Texas State Department of Housing & Community Affairs, MFH revenue,
	Idlewilde Apartments, LIQ-FHLMC, 1.650%, 7/3/08 (a)(b)	14,250,000
	Texas State Public Finance Authority:
10,900,000	1.350% due 7/2/08	10,900,000
15,000,000	1.800% due 8/6/08	15,000,000
	Texas State, GO:
9,000,000	Veterans Housing, LIQ-Texas Comptroller of Public Accounts, 1.660%,
	7/2/08 (a)(b)	9,000,000
3,100,000	Veterans Housing Assistance, LIQ-Dexia Credit Local, 1.400%, 7/2/08 (a)(b)	3,100,000
3,950,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A,
	SPA-JPMorgan Chase, 2.050%, 7/1/08 (a)	3,950,000
9,200,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank,
	1.500%, 7/3/08 (a)	9,200,000

See Notes to Schedule of Investments.

30

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Texas — 11.9% (continued)
	Tyler, TX:
$ 2,350,000	Health Facilities Development Corp., Hospital Revenue, Mother Frances
	Hospital, LOC-Bank of America, 1.550%, 7/3/08 (a)	$2,350,000
12,300,000	IDS, GO, School Building, PSF-GTD, LIQ-Dexia Credit Local, 1.530%,
	7/3/08 (a)	12,300,000
	University of Texas:
10,000,000	1.500% due 7/2/08	10,000,000
42,000,000	University Revenues, Financing System, 1.150%, 7/3/08 (a)	42,000,000
7,440,000	Wallis, TX, Higher Education Facilities Corp., St. Mark's Episcopal School,
	LOC-JPMorgan Chase, 1.800%, 7/3/08 (a)	7,440,000
	Total Texas	1,244,559,253
Utah — 2.0%
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
3,250,000	1.700%, 7/1/08 (a)	3,250,000
3,800,000	1.450%, 7/3/08 (a)	3,800,000
3,540,000	SPA-JPMorgan Chase, 1.700%, 7/1/08 (a)	3,540,000
	Utah Housing Corp. Single Family Mortgage Revenue:
8,805,000	1.720%, 7/2/08 (a)(b)	8,805,000
9,860,000	FHLB, 1.720%, 7/2/08 (a)(b)	9,860,000
10,500,000	GIC-AIG, LIQ FAC-Bayerische Landesbank, 1.720%, 7/2/08 (a)(b)	10,500,000
46,100,000	LIQ-Bayerische Landesbank, 1.720%, 7/2/08 (a)(b)	46,100,000
	LIQ-Depfa Bank PLC:
10,500,000	1.720%, 7/2/08 (a)(b)	10,500,000
8,750,000	1.720%, 7/2/08 (a)(b)	8,750,000
7,100,000	1.720%, 7/2/08 (a)(b)	7,100,000
1,200,000	SPA-Bayerische Landesbank, 1.720%, 7/2/08 (a)(b)	1,200,000
	SPA-Depfa Bank PLC:
19,800,000	1.720%, 7/2/08 (a)(b)	19,800,000
6,000,000	1.720%, 7/2/08 (a)(b)	6,000,000
14,000,000	SPA-Wells Fargo Bank, 1.720%, 7/2/08 (a)(b)	14,000,000
29,115,000	SPA-Westdeutsche Landesbank, 1.720%, 7/2/08 (a)(b)	29,115,000
5,395,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-
	Bayerische Landesbank, 1.720%, 7/2/08 (a)(b)	5,395,000
20,000,000	Utah Water Finance Agency Revenue, SPA-JPMorgan Chase, 1.650%, 7/3/08 (a)	20,000,000
7,170,000	Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-
	Landesbank Hessen-Thuringen, 1.700%, 7/1/08 (a)	7,170,000
	Total Utah	214,885,000
Vermont — 0.3%
	Vermont Educational & Health Buildings Financing Agency Revenue:
715,000	Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A.,
	2.100%, 7/1/08 (a)	715,000
4,685,000	Hospital, Northeastern Vermont, LOC-TD Banknorth NA, 2.100%,
	7/1/08 (a)	4,685,000
24,350,000	Vermont Housing Finance Agency, FSA, SPA-Depfa Bank PLC, 1.950%,
	7/2/08 (a)(b)	24,350,000
	Total Vermont	29,750,000
Virginia — 1.5%
500,000	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank,
	1.950%, 7/1/08 (a)	500,000
13,840,000	Capital Region Airport Commission, VA, Passenger Facilities Charge
	Revenue, LOC-Wachovia Bank, 1.570%, 7/3/08 (a)(b)	13,840,000
13,000,000	Fairfax County, VA, Redevelopment & Housing Authority Revenue, BAN,
	Affordable Housing, 3.625% due 10/9/08	13,011,190

See Notes to Schedule of Investments.

31

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Virginia — 1.5% (continued)
$ 5,430,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue,
	Refunding, Stoney Ridge/Dale Forest, FHMLC, LIQ-FHMLC, 1.200%,
	7/3/08 (a)	$5,430,000
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	1.700%, 7/3/08 (a)(b)	3,000,000
8,800,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank
	NA, 2.100%, 7/1/08 (a)	8,800,000
1,330,000	Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity
	Indebtness, LOC-Bank of America N.A., 1.430%, 7/3/08 (a)	1,330,000
	Lynchburg, VA, IDA Revenue:
	Central Health, LOC-SunTrust Bank:
7,000,000	1.550%, 7/3/08 (a)	7,000,000
4,500,000	1.550%, 7/3/08 (a)	4,500,000
4,000,000	Central Health, MBIA, LOC-Branch Banking & Trust, 1.560%, 7/3/08 (a)	4,000,000
1,190,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-
	Bank of America, 2.750%, 7/1/08 (a)	1,190,000
7,500,000	Prince William County, VA, COP, Prince William County Facilities, LOC-
	Wachovia Bank N.A., 1.650%, 7/2/08 (a)	7,500,000
6,405,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	1.530%, 7/2/08 (a)	6,405,000
	Roanoke, VA, IDA Hospital Revenue:
24,475,000	Carilion Health Systems, FSA, SPA-SunTrust Bank, 2.400%, 7/1/08 (a)	24,475,000
11,475,000	Carilion Health Systems, FSA, SPA-Wachovia Bank N.A., 2.100%,
	7/1/08 (a)	11,475,000
3,000,000	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC-
	Wachovia Bank, 1.620%, 7/3/08 (a)(b)	3,000,000
	Virginia College Building Authority, VA:
2,800,000	Educational Facilities Revenue, Refunding, University Richmond Project,
	SPA-SunTrust Bank, 2.710%, 7/1/08 (a)	2,800,000
5,600,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	2.730%, 7/1/08 (a)	5,600,000
25,100,000	Virginia Commonwealth University, LOC-Wachovia Bank NA, AMBAC,
	2.100%, 7/1/08 (a)	25,100,000
2,200,000	Virginia Commonwealth University, Health System Authority Revenue,
	LOC-Wachovia Bank N.A., 2.080%, 7/1/08 (a)	2,200,000
3,755,000	Virginia Port Authority Commonwealth Port Fund Revenue, Resolution,
	5.000% due 7/1/08 (b)	3,755,000
1,380,000	Virginia Small Business Finance Authority Revenue, Ennstone Project, LOC-
	Wachovia Bank NA, 1.620%, 7/3/08 (a)(b)	1,380,000
	Total Virginia	156,291,190
Washington — 3.2%
1,150,000	Energy Northwest Washington Electric Revenue, Refunding, Project 3,
	5.000% due 7/1/08	1,150,000
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
	America, 1.700%, 7/3/08 (a)(b)	5,680,000
1,665,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	1.750%, 7/3/08 (a)(b)	1,665,000
8,060,000	Grant County, WA, Public Utility District No. 2, Electric Revenue,
	Refunding, FSA, 5.000% due 1/1/09	8,216,865
	King County, WA:
10,000,000	GO, Refunding, 5.250% due 12/1/08	10,168,352
	Housing Authority Revenue:
11,445,000	Auburn Court Apartments Project, FNMA, LIQ-FNMA, 1.650%,
	7/3/08 (a)(b)	11,445,000

See Notes to Schedule of Investments.

32

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Washington — 3.2% (continued)
$ 4,250,000	Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.,
	1.720%, 7/3/08 (a)(b)	$4,250,000
1,550,000	Sewer Revenue, Junior Lien, LOC-Helaba, 1.570%, 7/2/08 (a)	1,550,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America NA,
	1.700%, 7/3/08 (a)(b)	10,000,000
7,740,000	Seattle, WA, Municipal Light & Power, Improvement & Refunding, FSA,
	5.500% due 3/1/09	7,939,058
4,145,000	Snohomish County, WA, Housing Authority Revenue, Autumn Chase
	Apartments Project, LOC-Bank of America N.A., 1.550%, 7/3/08 (a)	4,145,000
32,485,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank NA, 1.570%, 7/3/08 (a)	32,485,000
	Washington State Health Care Facilities Authority:
13,000,000	National Healthcare Research and Education Finance Corp., LOC-BNP
	Paribas, 1.550%, 7/2/08 (a)	13,000,000
7,300,000	Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 2.300%,
	7/1/08 (a)	7,300,000
	Washington State Health Care Facilities Authority Revenue:
1,550,000	Catholic Health, SPA-JPMorgan Chase, 1.550%, 7/2/08 (a)	1,550,000
3,400,000	Empire Health Services, LOC-U.S. Bank N.A., 1.450%, 7/2/08 (a)	3,400,000
4,600,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 1.450%, 7/2/08 (a)	4,600,000
20,000,000	Multicare Health Systems, SPA-Wells Fargo Bank N.A., 1.400%, 7/2/08 (a)	20,000,000
31,250,000	Radian, LOC-Keybank N.A., 1.450%, 7/3/08 (a)	31,250,000
7,285,000	Washington State HFC, Multi-Family Revenue, The Lodge at Eagle Ridge
	LLC, LOC-Bank of America N.A., 1.650%, 7/3/08 (a)(b)	7,285,000
15,600,000	Washington State, GO, SPA-Landesbank Hessen-Thuringen, 1.150%, 7/2/08 (a)	15,600,000
7,000,000	Washington State, Higher EFA Revenue, University of Puget Sound Project
	A, LOC-Bank of America N.A., 1.620%, 7/3/08 (a)	7,000,000
	Washington State:
5,500,000	EDA, Solid Waste Disposal Revenue, Waste Management Project, LOC-
	Bank of America, 1.700%, 7/2/08 (a)(b)	5,500,000
12,935,000	GO, 3.500% due 1/1/09	12,983,291
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	2.100%, 7/1/08 (a)(b)	3,550,000
	HFC:
5,860,000	Multi Family Revenue, Bridgewood Four Seasons, FNMA, LIQ-
	FNMA, 1.650%, 7/3/08 (a)(b)	5,860,000
	MFH Revenue:
6,365,000	Eagles Landing Apartments, FNMA, LIQ-FNMA, 1.650%,
	7/3/08 (a)(b)	6,365,000
6,600,000	Holly Village Seniors, FNMA, LIQ-FNMA, 1.650%, 7/3/08 (a)(b)	6,600,000
3,400,000	MFH Revenue, Heatherwood, Remarketed 6/1/07, FHLMC,
	LIQ-FHLMC, 1.700%, 7/3/08 (a)(b)(d)	3,400,000
5,165,000	Olympic Heights Apartments, LOC-FNMA, 1.550%, 7/3/08 (a)	5,165,000
7,805,000	Regency Park, Remarketed 6/1/07, FHLMC, LIQ-FHLMC,
	1.700%, 7/3/08 (a)(b)	7,805,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA, 1.650%,
	7/3/08 (a)(b)	6,125,000
2,880,000	Valley View Apartments Project, LIQ-FNMA, 1.550%, 7/3/08 (a)	2,880,000
5,300,000	Wandering Creek Project, FHLMC, LIQ-FHLMC, 1.660%,
	7/2/08 (a)(b)	5,300,000
46,900,000	Non-Profit Revenue, Skyline at First Hill Project, LOC-Bank of
	America N.A., 1.500%, 7/3/08 (a)	46,900,000

See Notes to Schedule of Investments.

33

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face
Amount	Security	Value
Washington — 3.2% (continued)
$ 1,000,000	Public Power Supply System Nuclear Project No.1 Revenue, 7.000% due
	7/1/08 (f)	$1,000,000
2,200,000	Washington, WA, HEFA, Revenue, Whitman College Project, SPA-
	JPMorgan Chase, 1.550%, 7/3/08 (a)	2,200,000
	Total Washington	331,312,566
West Virginia — 0.3%
	West Virginia, EDA:
6,665,000	PCR, Ohio Power Co., LOC-Royal Bank of Scotland, 1.450%, 7/3/08 (a)	6,665,000
	Solid Waste Disposal Facilities Revenue:
10,000,000	Appalachian Power Co., LOC-JPMorgan Chase, 1.680%, 7/3/08 (a)(b)	10,000,000
16,250,000	Ohio Power Co., LOC-Royal Bank of Scotland, 1.600%, 7/3/08 (a)(b)	16,250,000
	Total West Virginia	32,915,000
Wisconsin — 2.1%
6,000,000	Milwaukee, WI, 0.950% due 8/4/08	6,000,000
8,945,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank,
	1.630%, 7/4/08 (a)(b)	8,945,000
8,860,000	University of Wisconsin, Hospitals & Clinics Authority Revenue, Refunding,
	FSA, SPA-U.S. Bank N.A., 1.600%, 7/3/08 (a)	8,860,000
	Wisconsin Housing & EDA Home Ownership Revenue:
6,075,000	SPA-Dexia Credit Local, 1.800%, 7/2/08 (a)(b)	6,075,000
	SPA-FHLB:
5,650,000	1.550%, 7/2/08 (a)	5,650,000
21,000,000	1.750%, 7/2/08 (a)(b)	21,000,000
4,075,000	Wisconsin Housing & EDA, Housing Revenue, FSA, SPA-FHLB, 1.750%,
	7/2/08 (a)(b)	4,075,000
	Wisconsin State HEFA Revenue:
22,710,000	Aurora Health Care, Inc., LOC- KBC Bank NV & LOC-Bank of Nova
	Scotia, 1.450%, 7/2/08 (a)	22,710,000
19,600,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase, 1.550%,
	7/3/08 (a)	19,600,000
23,800,000	Indian Community School of Milwaukee, LOC-JPMorgan Chase,
	1.550%, 7/2/08 (a)	23,800,000
7,400,000	Jewish Home & Care Center, LOC-JPMorgan Chase, 1.550%, 7/3/08 (a)	7,400,000
	Wisconsin State, GO:
17,410,000	1.800% due 7/7/08	17,410,000
18,245,000	1.750% due 7/15/08	18,245,000
14,675,000	1.600% due 8/4/08	14,675,000
34,620,000	1.930% due 8/7/08	34,620,000
	Total Wisconsin	219,065,000
Wyoming — 0.9%
	Sweetwater County, WY:
22,700,000	Environmental Important Revenue, Simplot Phosphates LLC, LOC-
	Rabobank Nederland, 1.680%, 7/2/08 (a)(b)	22,700,000
1,500,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC, 3.000%,
	7/1/08 (a)	1,500,000
	Wyoming CDA, Housing Revenue:
5,000,000	1.850%, 7/2/08 (a)(b)	5,000,000
48,900,000	SPA-State Street Bank & Trust Co., 1.800%, 7/2/08 (a)(b)	48,900,000
7,850,000	SPA-Westdeutsche Landesbank AG, 1.850%, 7/2/08 (a)(b)	7,850,000
3,550,000	SPA-WestLB AG, 1.850%, 7/3/08 (a)(b)	3,550,000
	Total Wyoming	89,500,000
	TOTAL INVESTMENTS — 102.4% (Cost — $10,732,452,179#)	10,732,452,179

	Liabilities in Excess of Other Assets — (2.4)%	(252,903,128)
	TOTAL NET ASSETS — 100.0%	$10,479,549,051

See Notes to Schedule of Investments.

34

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AIG - American International Guaranty
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
CSD - Central School District
CTFS - Certificates
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GIC - Guaranteed Investment Contract
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HDA - Housing Development Agency
HDC - Housing Development Corporation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
HFC - Housing Finance Commission
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
IFC - Industrial Finance Corporation
ISD - Independent School District
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
RAN - Revenue Anticipation Notes
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

35

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2008

Summary of Investments by Sector *

Hospitals	18.4%
Education	14.3
General Obligation	12.0
Miscellaneous	9.3
Transportation	9.0
Housing: Single Family	6.8
Housing: Multi-Family	6.7
Industrial Development	5.9
Utilities	4.7
Public Facilities	3.6
Water & Sewer	3.2
Pollution Control	1.8
Life Care Systems	1.5
Finance	1.2
Solid Waste	0.9
Government Facilities	0.4
Pre-Refunded	0.2
Electric	0.1
Escrowed to Maturity	0.0

Total Investment	100.0%

*As a percentage of total investments. Please note that Fund holdings are as of June 30, 2008 and are subject to change.

Ratings Table†

S&P/Moody's/Fitch‡
A-1	74.3%
SP-1	10.9
VMIG1	8.5
F-1	2.5
P-1	1.3
AAA/Aaa	0.8
AA/Aa	0.7
NR	0.6
A	0.4
MIG1	0.0

100.0%

†As a percentage of total investments.
‡ S&P primary rating; Moody's secondary, then Fitch
See pages 37 and 38 for definitions of ratings.

See Notes to Schedule of Investments.

36

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

37

Bond Ratings (unaudited)(continued)

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	June 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$10,732,452,179	-	$10,732,452,179	-

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

39

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

By   /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: August 26, 2008